As filed with the Securities and Exchange Commission on March 1, 1999
                                               Registration Nos. 033-48137
                                                              and 811-6691

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                    Pre-Effective Amendment No. _____ / /

                    Post -Effective Amendment No.  9 /x/

                                       And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                           Amendment No.  11 /x/


                               CG VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                   Connecticut General Life Insurance Company
                               (Name of Depositor)

                            Mark A. Parsons, Esquire
                   Connecticut General Life Insurance Company
            900 Cottage Grove Road, Hartford, Connecticut 06152-2215
                                 (860) 726-6000
                     ( Name and Address of Agent of Service)

                                   Copies to:

George N. Gingold, Esq.                        Stephen E. Roth, Esq.
197 King Philip Drive                          Sutherland Asbill & Brennan LLP
West Hartford, CT  06117-1409                  1275 Pennsylvania Avenue, N.W.
                                               Washington, D.C.  20004-2415


                  Approximate Date of Proposed Public Offering:
    As soon as practicable after effectiveness of the Registration Statement
------------------------------------------------------------------------------

It is proposed that this filing will become  effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on May 1, 1998, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) of Rule 485
/x/  on May 1, 1999 pursuant to paragraph (a) of Rule 485

                      Title of Securities Being Registered:
    Units of Interest in the Separate Account under flexible payment deferred variable annuity contracts.

Prospectus
May 1, 1999

AIM/CIGNA Heritage Variable Annuity

                               Issued by
              Connecticut General Life Insurance Company
                                Through
                 CG Variable Annuity Separate Account

Home Office Location:         Mailing Address:
900 Cottage Grove Road        [Annuity Service Center:]
Bloomfield, CT                XXXXXXXXXXXX
                              XXXXXXXXXXXX
                              Telephone:  800-XXX-XXXX

This Prospectus describes the AIM/CIGNA Heritage Variable Annuity, a flexible payment deferred variable annuity contract (the "Contract") that we offer to individuals and groups.

This Prospectus contains important information about the Contract and the Variable Account that you should know before investing.

If you would like more information about the AIM/CIGNA Heritage variable annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 1999. Please call, or write to us, at the numbers shown above.

The SAI has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The table of contents of the SAI is included at the end of this Prospectus.

Please note that the Contract and the Portfolios:
o        Are not bank deposits
o        Are not federally insured
o        Are not endorsed by any bank or government agency
o        Are not guaranteed to achieve their investment goals
o        Involve risks, including possible loss of premiums.

This prospectus must be accompanied by the current prospectus of AIM Variable Insurance Funds, Inc. You should read them before you invest and retain them for future reference.

You may direct your premium payments, as well as any money accumulated in your Contract, into the subaccounts of the CG Variable Annuity Separate Account (the "Variable Account") and/or the fixed account with guaranteed interest periods.

The Variable Account is divided into variable subaccounts. Each variable subaccount invests exclusively in one mutual fund Portfolio of the AIM Variable Insurance Funds, Inc. You may choose to invest in any of the following 9 mutual fund Portfolios:

o        AIM V.I. Capital Appreciation Fund
o        AIM V.I. Diversified Income Fund
o        AIM V.I. Global Utilities Fund
o        AIM V.I. Government Securities Fund
o        AIM V.I. Growth Fund
o        AIM V.I. Growth and Income Fund
o        AIM V.I. International Equity Fund
o        AIM V.I. Money Market Fund
o        AIM V.I. Value Fund

Your investments in the variable subaccounts are not guaranteed and will vary in value with the investment performance of the Portfolios you select. You bear the entire investment risk for all amounts you allocate to the Variable Account.

We will credit the money you direct to the fixed subaccounts with a fixed rate of interest for the duration of the guaranteed period you choose. We set interest rates periodically and will not set them below 3% annually. The interest earned on your money as well as your principal is guaranteed as long as you keep it in the fixed subaccount until the end of the guaranteed period. Money that you withdraw or transfer before the end of the guaranteed period will be subject to a Market Value Adjustment. A Market Value Adjustment may increase or decrease your Contract's value.

The Contract offers you the right to receive monthly annuity payments beginning on the Annuity Date you select. You can receive annuity payments on a fixed or variable basis, or a combination of both.

The Securities and Exchange Commission has not approved these Contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                           TABLE OF CONTENTS



DEFINITION.................................................................1

SUMMARY....................................................................3

FEE TABLE..................................................................8

THE COMPANY, THE FIXED ACCOUNT, THE VARIABLE
ACCOUNT AND THE FUND.......................................................10

PREMIUM PAYMENTS AND ACCOUNT VALUES
DURING THE ACCUMULATION PERIOD.............................................13

OPTIONAL VARIABLE SUBACCOUNT ALLOCATION
PROGRAMS...................................................................15

TRANSFER PRIVILEGE.........................................................17

DISTRIBUTIONS UNDER THE CONTRACT...........................................18

DEATH BENEFITS.............................................................20

SURRENDER OF THE CONTRACTS.................................................21

ANNUITY PROVISIONS.........................................................21

FIXED ANNUITY OPTIONS......................................................24

VARIABLE ANNUITY OPTIONS...................................................24

CONTRACT CHARGES AND FEES..................................................25

OTHER CONTRACT PROVISIONS..................................................29

FEDERAL TAX MATTERS........................................................34

DISTRIBUTION OF THE CONTRACTS..............................................38

HISTORICAL PERFORMANCE DATA................................................38

YEAR 2000 ISSUES...........................................................39

CONDENSED FINANCIAL INFORMATION............................................40

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION.....................................................42

                              DEFINITIONS


The following special terms are used throughout this Prospectus:

ACCOUNT VALUE: The total value in your Contract. It is equal to the value you have in the Variable Account plus your value in the fixed account.

ACCUMULATION PERIOD: The time from the date we issue the Contract until the earliest of: (i) the Annuity Date; (ii) the date on which we pay the death benefit; or (iii) the date on which you surrender or annuitize the Contract.

ANNUITANT: The person or persons you identify on whose life we will make the first annuity payment.

ANNUITY ACCOUNT: An account we establish for you to which we credit all your premium payments, net investment gains and interest, and from which we deduct charges and investment losses.

ANNUITY DATE: The date on which we begin to pay annuity payments to you.

ANNUITY OPTION: The method by which we make annuity payments to you.

BENEFICIARY: The person or entity having the right to receive the death benefit set forth in the Contract.

BUSINESS DAY: Every day on which the New York Stock Exchange ("NYSE") is open for business. It is also called a "Valuation Date."

CERTIFICATE: (For Group Contract only) The document which confirms your coverage under the Contract.

CONTRACT YEARS AND CONTRACT ANNIVERSARIES: 12-month periods we measure from the Date of Issue.

DATE OF ISSUE: The date on which the Contract becomes effective.

DUE PROOF OF DEATH: Any proof of death we find satisfactory, for example, an original certified copy of an official death certificate or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death.

FIXED ACCOUNT: Allocation options under the Contract, other than the Variable Account, that provide a guarantee of principal and minimum interest. Fixed account assets are our general assets.

FUND: AIM Variable Insurance Funds, Inc.

GUARANTEED PERIOD AMOUNT: That portion of your account value that you allocate to a specific guaranteed period with a specified expiration date. It includes any interest we credit to that amount.

GUARANTEED INTEREST RATE: The interest rate we credit on a compound annual basis during a guaranteed period.

GUARANTEED PERIOD: The period for which we credit a guaranteed interest rate to any amounts which you allocate to a fixed subaccount. In most states, you may elect a period from one to ten years.

INDEX RATE: An index rate based on the Treasury Constant Maturity Series published by the Federal Reserve Board.

IN WRITING: A written form that we find satisfactory and we receive at our [Annuity Service Center].

MARKET VALUE ADJUSTMENT: An amount we add to or subtract from certain transactions involving your interest in the fixed account. The amount of the adjustment reflects the impact of changing interest rates.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment.

OWNER, YOU, or YOUR: The persons entitled to the ownership rights stated in the Contract. The Certificate Owner under a group contract.

PAYEE: A person who receives payments under the Contract.

PORTFOLIO: An underlying mutual fund in which a variable subaccount invests. Each Portfolio is a separate investment series of the Fund which is an investment company registered with the SEC.

PREMIUM PAYMENT: Any amount you pay to us as consideration for the benefits the Contract provides.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, 408, or 457 of the Code.

SEVEN YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Contract Anniversaries.

SUBACCOUNT: That portion of the fixed account associated with a specific guaranteed period and guaranteed interest rate and each portion of the Variable Account which invests in a specific Portfolio of the Fund.

SURRENDER: When you elect to end your Contract and receive your account value in a lump sum payment. Your account value will be reduced by any applicable withdrawal charges, contract fees, or premium taxes, and may be either increased or reduced by any market value adjustment that we apply.

VALUATION DATE: Every day on which the New York Stock Exchange ("NYSE") is open for business.

VALUATION PERIOD: The period of time over which we determine the change in the value of the variable subaccounts in order to price Variable Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the NYSE (usually 4:00 p.m. Eastern time) on each Valuation Date and ends at the close of the NYSE on the next Valuation Date. A Valuation Period may be more than one day.

VARIABLE ACCOUNT: A separate account divided into subaccounts . Each subaccount invests exclusively in shares of a specific Portfolio of the AIM Variable Insurance Funds, Inc. The assets in the Variable Account are owned by the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure we use to calculate the value of the variable subaccounts.

WE, US or OUR: Connecticut General Life Insurance Company.

The following terms used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract.

Terms Used in This Prospectus       Corresponding Term Used in the Contract
Account value                       Annnuity Account Value
Annuity option                      Income Payments
Fixed subaccount                    Fixed Account Sub-Account
Variable subaccount                 Variable Account Sub-Account

                                SUMMARY

This summary provides only a brief overview of the more important features of the Contract. The Contract is more fully described in the rest of this Prospectus. Please read the entire Prospectus carefully.

The Contract

Overview

We designed the AIM/CIGNA Heritage variable annuity contract as a way for you to invest on a tax-deferred basis in the subaccounts of the Variable Account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term purposes. The Contract can be used in connection with retirement and tax-deferred plans, some of which may qualify as retirement programs under Sections 401, 403, 408, or 457 of the Code.

We offer the Contract as both an individual and group annuity contract.

The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, your earnings accumulate on a tax-deferred basis and are generally taxed as income when you take them out of the Contract. The income phase occurs when you begin receiving regular annuity payments from your Contract on the Annuity Date. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will determine the dollar amount of any annuity payments you receive during the income phase.

Premium Payments

You can buy this Contract for an initial payment of $2,500 or more ($2,000 for IRAs). Additional payments you direct into a guaranteed period of the fixed account must be at least $2,500. The minimum payment you can place in a variable subaccount is $100. We must approve any premium payment greater than $1,000,000.

The Fixed Account

You may direct your premium payments into any of the subaccounts available in the fixed account. Each fixed subaccount guarantees interest at a specified rate for a particular period ranging from one to ten years. But you must keep your money in the subaccount for the length of the guaranteed period in order to receive the guaranteed interest rate. If you withdraw or transfer amounts from a fixed subaccount before the end of the guaranteed interest period, we will apply a Market Value Adjustment that could increase or decrease your contract value. We do not apply a Market Value Adjustment to the death benefit or annuity payments. We set interest rates at our sole discretion and guarantee a minimum interest rate of three percent (3%) per year, compounded annually. There is no assurance that guaranteed interest rates will exceed 3% per year.

The Variable Account

The Variable Account is divided into subaccounts. Each variable subaccount uses its assets to purchase, at net asset value, shares of a specific Portfolio of the AIM Variable Insurance Funds, Inc. You may invest in any of the following nine (9) Portfolios of the Fund through this Contract:

             o        AIM V.I. Capital Appreciation Fund
             o        AIM V.I. Diversified Income Fund
             o        AIM V.I. Global Utilities Fund
             o        AIM V.I. Government Securities Fund
             o        AIM V.I. Growth Fund
             o        AIM V.I. Growth and Income Fund
             o        AIM V.I. International Equity Fund
             o        AIM V.I. Money Market Fund
             o        AIM V.I. Value Fund

Depending on market conditions, you can earn or lose the money you invest in any of the Portfolios through the variable subaccounts. We reserve the right to offer other investment choices in the future.

Transfers

You may transfer money among the subaccounts before the Annuity Date. All transfers are subject to the following conditions:

o you are limited to 12  transfers  each  Contract  Year;
o transfers  from any subaccount  must be at least $100;
o transfers to a fixed  subaccount must be at least $2,500;
o if your account value remaining in a fixed subaccount is less than $2,500 or less than $50 in a variable subaccount, then the entire account value within the subaccount must be transferred; and
o we do not permit transfers during the "Right to Examine Your Contract" period.

In addition, we may restrict the number and dollar amount of transfers from a fixed subaccount and we may subject them to a Market Value Adjustment. After the Annuity Date, we may permit transfers among the variable subaccounts subject to certain conditions.

Cash Withdrawals

At any time before the Annuity Date, you may take your money out of the Contract. Each cash withdrawal must be at least $1,000. Withdrawal charges, annuity account fees, premium taxes and a Market Value Adjustment may apply. After the Annuity Date, we do not permit withdrawals under most Annuity Options.

You may have to pay federal income taxes and a penalty tax on any withdrawals.

Free Partial Withdrawals

Each Contract Year you may withdraw up to 15% of the total amount of the premium payments you have paid without paying a withdrawal charge.

Annuity Payments

The Contract allows you to receive income under one of 7 annuity payment options. You may choose from fixed payments options, variable payment options, or a combination of both. We will begin paying you annuity payments on the Annuity Date.

If you select a variable payment option, the dollar amount of the annuity payments you receive will go up or down depending on the investment results of the Portfolios in which you invest at that time. If you choose to have any portion of your annuity payments come from the fixed account, the payment amount will be fixed and guaranteed by us.

Annuity payments may be subject to Federal income taxes.

Death Benefit

If an Owner dies before the Annuity Date, we will pay a death benefit to the Beneficiary. If the deceased Owner (or any Annuitant if an Owner is a non-natural person) dies on or after the Annuity Date, we will not pay a death benefit unless the Annuity Option you select provides for a death benefit. The death benefit we will pay before the Annuity Date generally equals the greatest of:

o the account value on the date we deem the death benefit election to be effective;
o   the sum of all premium payments under the Contract, minus
    all partial withdrawals;
o your account value on the Seven Year Anniversary immediately preceding the date on which the death benefit election is deemed effective, adjusted for any subsequent premium payments, partial withdrawals and applicable charges; and
o the amount that would have been paid if a full surrender occurred during the day when the death benefit election is deemed effective, including any applicable withdrawal charges and Market Value Adjustment.

Right to Examine Your Contract

You may return your Contract for a refund within 10 days after you receive it. You must mail the Contract to us at the Annuity & Variable Life Services Center at the address on the cover of this Prospectus. In some states you may have more than 10 days. When we receive the returned Contract we will cancel it and, in most states, you will receive a refund equal to your account value as of the date we receive the returned Contract.

Where state law requires us to refund the full amount of any premium payments paid, we will place the premium payments that you allocate to the variable subaccounts into the AIM V.I. Money Market subaccount until the end of the Right to Examine 10-day period. This period will begin on the day we mail the Contract. On the first business day after the end of the Right to Examine period, we will allocate the premium payments as you specified in your application.

Charges and Deductions

Contingent Deferred Sales Charge

We do not deduct a sales charge from your premium payments. However, if you withdraw any part of your account value during the accumulation period, we may deduct a withdrawal charge (contingent deferred sales charge) on any amount you withdraw that exceeds the Free Withdrawal Amount described herein. The withdrawal charge is 7% of the premium payment if you make the withdrawal during the first year after you paid the premium, decreasing by 1% each year. After we have held the premium payment for seven years, the withdrawal charge on that amount of premium is 0%. For purposes of computing the withdrawal charges, amounts are withdrawn in the order in which they are received by us, that is, the oldest premium payment first. We adjust withdrawals from the fixed account by the withdrawal charges and by any applicable Market Value Adjustment.

Market Value Adjustment

A cash withdrawal or transfer from a fixed subaccount during the accumulation period may be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the value of a government securities index at the time a cash withdrawal or transfer is made, and the value of that index at the time you paid the premium payments being withdrawn or transferred. The index is published by the Federal Reserve Board and reflects yields on U.S. Government securities of various maturities. The Market Value Adjustment may cause the amount you withdraw or transfer to be higher or lower. The Market Value Adjustment applies to transfers from the fixed account unless the transfer is made at the end of a guaranteed period.

A Market Value Adjustment may also apply to death benefit payments, but only if it would increase the death benefit. The Market Value Adjustment is not applied against a withdrawal or transfer which occurs on the Expiration Date of a guaranteed period, nor is it applied if it would decrease a death benefit payment.

Annuity Account Fee

During the accumulation period, we deduct an annual Annuity Account Fee of $35 from your account value on the last business day of each calendar year, or if you surrender your Contract. After the Annuity Date, we deduct an annual Annuity Account Fee of $35, in approximately equal amounts, from each variable annuity payment you receive during the year. We do not deduct an Annuity Account Fee from fixed annuity payments. State law may requires us to reduce the $35 Annuity Account Fee. During the accumulation period, we do not deduct this fee if, when the deduction is to be made, your account value is $100,000 or more.

Administrative Fee

On each business day, we deduct an administrative fee equal to an annual rate of 0.10% of the daily net assets you have in the Variable Account. We deduct this fee to cover our administrative expenses.

Risk Charge

On each business day, we deduct a mortality and expense risk charge equal to an annual rate of 1.25% of the daily net assets you have in the Variable Account. We deduct this fee to cover the mortality and expense risks we assume under the Contract.

Taxes

Some states and other governmental entities charge premium and other taxes ranging up to 3.5% on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from your annuity value to pay for them. We will deduct any such taxes when your surrender, withdraw or annuitize, or if we pay a death benefit. We only charge you premium taxes if your state requires us to pay premium taxes.

Fund Charges

Each Portfolio incurs administrative expenses and pays investment advisory fees to its investment adviser. These advisory fees and other Portfolio charges and expenses are indirectly passed on to you.

Owner Inquiries

Please direct any questions or requests for additional information to:

             Connecticut General Life Insurance Company
             [Annuity Service Center]
             [address and phone number to be filed by subsequent amendment]

                               FEE TABLE


The following Fee Table and examples will help you understand the costs and expenses that you will bear, directly and indirectly, by investing in the Variable Account. For more information, you should read "Contract Charges and Fees" below and consult the Fund's Prospectus. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Owner Transactions Expenses

Sales Load on Purchases..............................................0%

Maximum Deferred Sales Charge on Withdrawals
   (as a percentage of your premium payment)(1) ...................7.0%

Transfer Fee.........................................................$0

Annual Annuity Account Fee(2) ......................................$35
                                                           per contract
Separate Account Annual Expenses
         (as a percentage of average separate account assets)

Mortality and Expense Risk Fee....................................1.25%
Administrative Fee................................................0.10%
         Total Separate Account Annual Expenses...................1.35%

AIM Variable Insurance Funds, Inc.  Annual Expenses
    (as a percentage of Fund average net assets after fee waivers and reimbursements)(3)

                                                                                  Total Annual
Name of Portfolio                           Management Fees   Other Expenses      Expenses
-----------------                           ---------------   --------------      ------------
AIM V.I. Capital Appreciation Fund
AIM V.I. Diversified Income Fund
AIM V.I. Global Utilities Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Value Fund


(1) You may withdraw the Free Withdrawal Amount from your Annuity Account once each Contract Year without a withdrawal charge if you have not previously withdrawn all premium payments. The withdrawal charge on the remaining portion is equal to a percentage of the premium payment you withdraw and ranges from 7% to 0%, depending upon the length of time between our acceptance of the premium payment you are withdrawing and your withdrawal. After we hold the premium payment for seven years, you may withdraw that premium payment without a withdrawal charge.

(2) We waive the Annuity Account Fee for account values of $100,000 or more as of the date on which we deduct the charge. (3) A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its fees. [To be updated.] Effective May 1, 1998, the Portfolios are reimbursing AIM in an amount up to 0.25% of the average net asset value of each Portfolios, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Portfolio in excess of the net asset value of each Portfolio as calculated on April 30, 199___.

EXAMPLES

A Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets (and assuming all premium payments are allocated to the Variable Account):

                                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                    ------     -------    -------    --------
1.       If the Contract is surrendered at the end
         of the applicable time period:
AIM V.I. Capital Appreciation Fund.................................     $
AIM V.I. Diversified Income Fund...................................     $
AIM V.I. Global Utilities Fund.....................................     $
AIM V.I. Government Securities Fund................................     $
AIM V.I. Growth Fund...............................................     $
AIM V.I. Growth and Income Fund....................................     $
AIM V.I. International Equity Fund.................................     $
AIM V.I. Money Market Fund.........................................     $
AIM V.I. Value Fund................................................     $

2        If the Contract is not surrendered or if it is annuitized:

AIM V.I. Capital Appreciation Fund.................................     $
AIM V.I. Diversified Income Fund...................................     $
AIM V.I. Global Utilities Fund.....................................     $
AIM V.I. Government Securities Fund................................     $
AIM V.I. Growth Fund...............................................     $
AIM V.I. Growth and Income Fund....................................     $
AIM V.I. International Equity Fund.................................     $
AIM V.I. Money Market Fund.........................................     $
AIM V.I. Value Fund................................................     $



These tables are intended to assist you in understanding the costs and expenses that you will incur, directly or indirectly, by investing in the Variable Account. These include the expenses of the Portfolios of the AIM Variable Insurance Funds, Inc. See the Fund Prospectus. In addition to the expenses listed above, premium taxes may be applicable.

These examples reflect the annual $35 Annuity Account Fee as an annual charge of [.07%] of assets, based on an [anticipated average account value of $50,000.]

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

Condensed Financial Information is found on page ___ of this prospectus.

   THE COMPANY, THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE FUND

The Company

Connecticut General Life Insurance Company is a stock life insurance company incorporated in Connecticut in 1865. Our Executive Office mailing address is Hartford, Connecticut 06152. Our telephone number is (860) 726-6000. We do business in fifty states, the District of Columbia and Puerto Rico. We issue group and individual life and health insurance policies and annuities. We have various wholly-owned subsidiaries which are generally engaged in the insurance business.

We are a wholly-owned subsidiary of Connecticut General Corporation, Bloomfield, Connecticut. Connecticut General Corporation is wholly-owned by CIGNA Holdings Inc., Philadelphia, Pennsylvania which is in turn wholly-owned by CIGNA Corporation, Philadelphia, Pennsylvania. Connecticut General Corporation is the holding company of various insurance companies, one of which is Connecticut General Life Insurance Company.

The Administrator

Allstate Life Insurance Company ("Allstate") performs certain administrative functions relating to the Contracts, the fixed account, and the variable account. Allstate will, among other things, maintain the books and records of the subaccounts, the variable account, and the fixed account. Allstate will also maintain records of the name, address, contract number, Annuity Account value, and any other information necessary to operate and administer the Contracts.

The Fixed Account

The fixed account is part of our general account and is made up of our general assets, other than those held in any separate account. Interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the fixed account nor our general account has been registered under the Investment Company Act of 1940 (the "Act"). Therefore, neither the fixed account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the Act. Accordingly, we have been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the fixed account.

The assets in the fixed subaccounts are part of our general account assets and are available to fund the claims of all our creditors and to fund benefits under the Contract. You do not participate in the investment performance of the fixed account's assets or our general account. Instead, we credit a specified rate of interest, declared in advance, to amounts you allocate to the fixed account. We guarantee this rate to be at least 3% per year. We may credit interest at a rate greater than 3% per year, but we are not obligated to do so.

You may direct your premium payments, and any portion of your account value, to any available fixed subaccount. Each fixed subaccount credits guaranteed interest rates for a guaranteed interest period. Currently guaranteed periods range from one to ten years, although we may offer different guaranteed periods in the future. When you direct money to a fixed subaccount, you select the number of years (the guaranteed period) during which you will keep money in that fixed subaccount. You may select one or more fixed subaccounts at any one time. If you keep your money in the fixed subaccount for the length of the subaccount's guaranteed period, we will credit interest at the rate we specified for that subaccount.

But if you withdraw, or transfer, any money from the subaccount before its expiration date for any reason, we will apply a Market Value Adjustment to the amount you withdraw (see "Market Value Adjustment"). We may also apply a withdrawal charge. We guarantee, however, that you will be credited with an interest rate of at least 3% per year, compounded annually, on amounts you allocate to any fixed subaccount, regardless of any application of the Market Value Adjustment. The Market Value Adjustment will not reduce the amount available for withdrawal or transfer to an amount less than the initial amount you allocated or transferred to the fixed subaccount plus compound interest of 3% per year. (However, if we apply a withdrawal charge, the amount you receive may be less than your original allocation credited with 3% compounded interest per year.) We reserve the right to defer the payment or transfer of amounts you withdraw from the fixed account for up to six (6) months from the date we receive a proper request for such withdrawal or transfer.

The Variable Account

This Contract permits you to invest in the underlying Portfolios through the variable subaccounts. Your account value and/or variable annuity payments will reflect the investment performance of the underlying Portfolios in which you invest through the variable subaccounts. The values of the shares of the Portfolios held by the Variable Account will fluctuate and are subject to the risks of changing economic conditions as well as the risk that the Fund's management may not make necessary changes in its Portfolios to anticipate changes in economic conditions. Therefore, you bear the entire investment risk that the Contract's basic objectives may not be realized and that the adverse effects of inflation may not be lessened. We cannot guarantee that the total surrender proceeds or the aggregate amount of annuity payments you receive will equal or exceed the premium payments you make.

We established the Variable Account as a separate account on May 15, 1992, pursuant to a resolution of our Board of Directors. Under Connecticut insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to our other income, gains, or losses. Assets we maintain in the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, will not be charged with any liabilities arising out of any of our other business. All obligations arising under the Contract, including the promise to make annuity payments, are our general corporate obligations.

The Variable Account is registered with the SEC as a unit investment trust under the Act and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve their supervision of our management or investment practices or policies, or those of the Variable Account.

The Variable Account is divided into subaccounts. Each subaccount invests exclusively in shares of a specific Portfolio of the Fund. All amounts you allocate to the Variable Account will be used to purchase shares of the Portfolios in accordance with your instructions at their net asset value. Any and all distributions the Fund makes with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value.

We will make deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, annuity account fees, and any applicable taxes by redeeming the number of Portfolio shares at their net asset value that equals the amount to be deducted. The Variable Account will purchase and redeem Portfolio shares on an aggregate basis. The Variable Account will be fully invested in Portfolio shares at all times.

The Fund and the Portfolios

The AIM Variable Insurance Funds, Inc. (the "Fund") is an open-end investment management company registered under the Act. Shares of the Portfolios of the Fund may be sold only to insurance companies. The general public may not purchase shares of the Portfolios.

A I M Advisors, Inc. ("AIM"), the Fund's investment adviser, its affiliates, and any insurance companies with separate accounts investing in the Fund must report certain potential and existing conflicts of interests to the Fund's Board of Directors. These include any potential or existing conflicts between the interests of owners/participants of variable annuity contracts and owners of variable life insurance contracts that invest in shares of the Fund. The Board of Directors, a majority of whom are not "interested persons" of the Fund, as that term is defined in the Act, will monitor the Fund to identify any such irreconcilable material conflicts and to determine what action, if any, the Fund, AIM, or its affiliates should take. You may invest in any of the following nine (9) Portfolios of the Fund:


                Portfolio                                             Investment Objective
------------------------------------------- --------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund          a diversified Portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies

AIM                                         V.I.   Diversified   Income  Fund  a diversified Portfolio which seeks to
                                            achieve  a  high  level  of  current income  primarily  by investing in a diversified Portfolio of foreign and U.S.  Government  and corporate debt securities,  including  lower  rated high yield debt securities (commonly known as "junk bonds")

AIM                                         V.I.   Global   Utilities   Fund   a non-diversified    Portfolio   which
                                            seeks  to  achieve  a high  level of current  income,  and as a secondary objective capital  appreciation,  by investing  primarily  in common  and
                                            preferred  stocks of public  utility companies    (either   domestic   or
                                            foreign)

AIM V.I. Government Securities Fund         a diversified Portfolio which seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government

AIM V.I. Growth Fund                        a diversified Portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by AIM to have strong earnings momentum

AIM V.I. Growth and Income Fund             a diversified Portfolio which seeks to provide growth of capital, with current income as a secondary objective, by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income

AIM V.I. International Equity Fund          a diversified Portfolio which seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum

AIM V.I. Money Market Fund                  a diversified Portfolio which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a diversified Portfolio of money market instruments

AIM V.I. Value Fund                         a diversified Portfolio which seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective


The Fund pays advisory fees to AIM for its services pursuant to an investment advisory agreement. AIM, a Delaware corporation, also serves as investment adviser to certain other investment companies.

The investment objectives and policies of the Portfolios may be similar to other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios or mutual funds will be similar to those of the underlying Portfolios.

There is no assurance that any Portfolio will achieve its stated investment objective. A more detailed description of the Fund, the Portfolios, their investment objectives, policies and restrictions and expenses is found in the Fund's Prospectus and SAI. You should read the Fund's Prospectus carefully before you invest.

                  PREMIUM PAYMENTS AND ACCOUNT VALUES
                    DURING THE ACCUMULATION PERIOD

Premium Payments

All premium payments must be paid to us or to our authorized agent. Your initial premium payment must be at least $2,500 ($2,000 for IRAs). When you apportion your premium payments among the subaccounts, the minimum you can put into a fixed subaccount is $2,500; the minimum for a variable subaccount is $100.

We may reduce the minimum premium payment requirements under group contracts if premium payments are paid through employee payroll deduction. We may also reduce the minimum premium payment requirements if you use the Contract under a program that qualifies under Section 403 or 408 of the Code. We must pre-approve any premium payment in excess of $1,000,000.

Once we receive a completed Contract application, if required, or order to purchase and the initial premium payment, we will issue your Contract and credit your premium payment to your Annuity Account. We must credit your initial premium payment within two business days after we receive your completed Contract application or order to purchase. We may retain the premium payment for up to five business days while we attempt to obtain any missing information. If we do not obtain sufficient information within five business days after we receive the premium payment, we will inform you of the reasons for the delay, and we will return the premium payment immediately unless you instruct us otherwise.

If we receive any premium payment at our Services Center before the closing time of the New York Stock Exchange (usually 4 p.m. Eastern Time), we will credit the payment to your Annuity Account the same day we receive it. Otherwise, we will credit your payment on the next business day.

You (or the Annuitant if you are a non-natural person) may be no more than 85 years of age on the Date of Issue. We reserve the right in our sole discretion not to accept a premium payment. In addition, we may postpone the payment of any amount under the Contract which is derived, all or in part, from any premium payment you paid by check or draft until we determine the check or draft has been honored.

Your Annuity Account

Once we accept your initial premium payment, we will set up an Annuity Account for you and maintain it during the accumulation period. Each premium payment you make will be credited to your Annuity Account. The value of your Annuity Account for any Valuation Period is equal to the sum of your variable accumulation value plus your fixed accumulation value.

The Annuity Account shall continue in full force until the earliest of:

o        the Annuity Date;
o        the date we pay all death benefits under the Contract;
o        the date you surrender the Contract; or
o        the date your account value no longer meets the Minimum
         Value Requirement described below.

Cash withdrawals may cause us to discontinue your Annuity Account.

Allocating Your Premium Payments

We will allocate your premium payments as you specify. If you wish to change your allocation instructions, you must do so In Writing. You must make allocations to multiple subaccounts in whole percentages. At this time, you may not open more than 18 fixed and variable subaccounts during the life of the Contract. We may expand this number in the future.

If your allocation instructions would apply less than the $2,500 minimum to a fixed subaccount, we will promptly ask you for further instructions regarding how we should apportion the premium. In certain states, premium payments you direct to the variable subaccounts, and that we receive before or during the Right to Examine Your Contract period, will be allocated to the AIM V.I. Money Market Fund for the length of the Right to Examine period. After this period expires, we will reallocate the premium payment as you specified.

Fixed Accumulation Value

The fixed accumulation value of your Annuity Account for any Valuation Period is equal to the sum of the values of all the fixed subaccounts to which you have allocated money.

Guaranteed Periods

You may allocate your premium payments, or transfer your account value, to any fixed subaccount we offer. Each fixed subaccount will credit guaranteed interest rates for the length of a guaranteed period ranging from one to ten years. The length of the subaccount's guaranteed period will affect the rate of interest we credit to the subaccount.

Your money in a fixed subaccount will earn interest at a guaranteed interest rate during the subaccount's guaranteed period, unless you withdraw value before the guaranteed period expires. The guaranteed period starts on the date we accept a premium payment or, in the case of a transfer, on the effective date of the transfer. The guaranteed period expires on the date that equals its start date plus the number of calendar years in the guaranteed period.

We will credit interest daily at a rate equivalent to a compound annual rate. We will set the interest rate from time to time. A renewal and/or a transfer will begin a new fixed subaccount for the guaranteed period you select. Amounts you allocate at different times to fixed subaccounts with the same guaranteed period may have different interest rates. Each fixed subaccount will be treated separately for purposes of determining whether to apply a Market Value Adjustment.

We will notify you in writing before the expiration date for any guaranteed period. We will automatically roll over the amount in an expiring subaccount into a subaccount with the same guaranteed period, unless you notify us otherwise. Transfers at the end of a guaranteed period do not count as transfers (See "Transfers" in this Prospectus) and are not subject to restrictions on fixed account transfers.

Guaranteed Interest Rates

From time to time, we will set current guaranteed interest rates for the guaranteed periods of the fixed account. We will set interest rates at our discretion. We have no specific formula for determining the rates we declare. Once you allocate money to a fixed subaccount for a guaranteed period, the interest rate is guaranteed for the entire duration of the guaranteed period. Any amount you withdraw from the subaccount will be subject to any applicable withdrawal charges, Annuity Account Fees, Market Value Adjustment, premium taxes or other fees. We will also apply a Market Value Adjustment to amounts you transfer out of a fixed subaccount before the end of the guaranteed period.

The guaranteed interest rate will not be less than 3% per year compounded annually, regardless of any Market Value Adjustment we may apply. We have no obligation to declare a rate greater than 3%. You assume the risk that we will not declare interest rates greater than 3%.

Variable Accumulation Value

The variable accumulation value of your Annuity Account for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to your Annuity Account.

Variable Accumulation Units

We credit premium payments to your Annuity Account in the form of Variable Accumulation Units. We determine the number of Variable Accumulation Units we credit by dividing the dollar amount you allocate to the particular variable subaccount by the Variable Accumulation Unit Value for the particular subaccount for the Valuation Period during which we receive and accept the premium payment.

Variable Accumulation Unit Value

We established the initial Variable Accumulation Unit Value for each subaccount at $10. We recalculate the Variable Accumulation Unit Value for each subaccount at the close of each Valuation Date. The Variable Accumulation Unit Value will reflect the investment performance of the underlying Portfolio in which the subaccount invests, the deduction of the mortality and expense risk charge and the deduction of the Administrative Fee.

For a detailed discussion of how we determine Variable Accumulation Unit Value, see the SAI.

           OPTIONAL VARIABLE SUBACCOUNT ALLOCATION PROGRAMS

You may elect to enroll in either of the following programs. However, you may not be enrolled in both programs at the same time.

Dollar Cost Averaging

Dollar Cost Averaging is a program which allows you to systematically allocate specified dollar amounts from the Money Market subaccount or the One-Year fixed subaccount to one or more variable subaccounts. By allocating set amounts on a regularly scheduled basis, rather than investing the total amount in the subaccounts at one particular time, you may be less susceptible to the impact of market fluctuations.

You may select Dollar Cost Averaging by establishing a Money Market subaccount with at least $1,000 or the One-Year fixed subaccount with at least $2,500. You must allocate at least $50 per month, subject to the 18 subaccount limitation described under "Allocating Your Premium Payments" above. You may enroll in this program at any time by calling us or by providing us the information we request on the Dollar Cost Averaging election form.

You must have sufficient value in the Money Market subaccount or the One-Year fixed subaccount. We do not permit transfers to any fixed subaccount or from a fixed subaccount other than the One-Year fixed subaccount under Dollar Cost Averaging. We may, at our sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

Dollar Cost Averaging will terminate when any of the following occurs:

o        the number of designated transfers has been completed;
o the value of the Money Market subaccount or the One-Year fixed subaccount is insufficient to complete the next transfer;
o you request termination by telephone or In Writing (we must receive such request at least one week before the next scheduled transfer date to take effect that month); or
o        you surrender the Contract.

The Dollar Cost Averaging program is not available following the Annuity Date. We do not currently charge for Dollar Cost Averaging but we may do so.

We do not control the Fund and cannot guarantee that it will accept transfers under the Dollar Cost Averaging program. We reserve the right to discontinue or change this program at any time.

We do not guarantee that the dollar cost averaging program will result in annuity account values which equal or exceed the value of your premium payments. The Dollar Cost Averaging program may not achieve its objective. We do not guarantee that the program will result in a profit, or protect against loss, nor do we guarantee that it produces better results than a single lump-sum investment.

Automatic Rebalancing

Automatic Rebalancing is an option which periodically restores to a pre-determined level the percentage of annuity value allocated to each variable subaccount (e.g. 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation you initially selected when you purchased the Contract, unless you subsequently change it. You may change the Automatic Rebalancing allocation at any time by submitting a request to us In Writing.

If you elect Automatic Rebalancing, all premium payments you allocate to the variable subaccounts must be subject to Automatic Rebalancing. The fixed subaccount is not available for Automatic Rebalancing.

You must select whether Automatic Rebalancing will occur on a quarterly, semi-annual or annual basis. Once the rebalancing option is activated, any variable subaccount transfers you execute outside of the rebalancing option will immediately terminate the Automatic Rebalancing option. Any subsequent premium payment or withdrawal that modifies the net account balance within each variable subaccount may also cause the Automatic Rebalancing option to terminate. We will confirm any such termination to you. You may terminate the Automatic Rebalancing option or re-enroll at any time by calling or writing us.

The Automatic Rebalancing program is not available following the Annuity Date. We do not currently charge for Automatic Rebalancing but we may do so.


                          TRANSFER PRIVILEGE


Accumulation Period

During the Accumulation Period you may transfer all or part of your account value to one or more subaccounts. You may make up to 12 (twelve) transfers each Contract year. We do not permit transfers during the Right to Examine Your Contract period.

Transfers from the fixed subaccounts are subject to the following conditions:

o you must transfer at least $1,000 unless you are transferring the entire value of the subaccount;
o the amount you transfer to any fixed subaccount must be at least $2,500;
o there must be at least $2,500 remaining in the subaccount after the transfer;
o        you may make only one transfer in any Contract Year;
o the amount you transfer may not exceed 15% of your account value in the subaccount on the transfer's effective date; and
o        transfers may be subject to a Market Value Adjustment.

Amounts you transfer into a fixed subaccount will earn interest at the guaranteed interest rate we declare for that guaranteed period as of the effective date of the transfer.

Transfers from the variable subaccounts are subject to the following conditions:

o you must transfer at least $100 unless you are transferring the entire value of the subaccount;
o the amount you transfer to any variable subaccount must be at least $100; and
o there must be at least $50 remaining in the subaccount after the transfer.

We may otherwise restrict the transfer privilege in any way or eliminate it entirely. We also may defer transfers of amounts from the fixed account for a period not greater than six (6) months from the date we receive the transfer request.

Transfer requests In Writing must be on a form we find acceptable.

Telephone Transfers. We will allow telephone transfers automatically, unless you specifically decline this privilege in your Contract Application.

We will take the following procedures to confirm that instructions we receive by telephone are genuine.


o before a service representative accepts any request, the representative will ask the caller for specific information to validate the request;
o        we will record all calls; and
o        we will confirm In Writing all transactions we perform.

We are not liable for any loss, cost or expense for acting on telephone instructions which we believe are genuine, if we act in accordance with these procedures.

A transfer from a fixed subaccount before its expiration date will be subject to a Market Value Adjustment. Transfers involving Variable Accumulation Units will be subject to any conditions the Fund imposes. A transfer from a variable subaccount will be effective on the date we receive the request for transfer, provided we receive the request before 4:00 p.m. Eastern Time on a day which the New York Stock Exchange is open for business. Otherwise, the transfer will become effective on the next day the New York Stock Exchange is open for business. Under current law, there will not be any tax liability to you for making a transfer.

Annuity Period

After the Annuity Date the Payee receiving variable annuity payments may transfer value among the variable subaccounts in which the Contract is invested. The request must be In Writing. We will exchange the value of the number of Annuity Units from the variable subaccounts you specify for other Annuity Units, so that the value of an annuity payment made on the date of the exchange will not be affected by the exchange. Each Payee is limited to three exchanges per Contract Year after the Annuity Date. Such exchanges may be made only between variable subaccounts. We will make exchanges using the Annuity Unit values for the Valuation Period during which we receive the request for exchange.


                   DISTRIBUTIONS UNDER THE CONTRACT

Cash Withdrawals

During the accumulation period, you may request a cash withdrawal. Any withdrawal from the Variable Account will be effective on the date that we receive it, so long as we receive the request by 4:00 p.m. Eastern Time. We will process your withdrawal request within seven days of our receipt of your request.

You may request a full surrender or a partial cash withdrawal. A request for a partial withdrawal will result in the cancellation of a portion of your account value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment, plus any applicable withdrawal charge and premium taxes. Upon request, we will advise you of the amounts that we would pay to you if you request a full surrender or partial withdrawal.

A partial cash withdrawal must be at least $1,000. When electing such a partial withdrawal, you must tell us:

o        the amount to be withdrawn; and
o        the subaccounts from which to take the money.

Partial withdrawals may not reduce the total account value below $1,000. If you do not specify the subaccounts from which we should take the withdrawal, we will withdraw the requested amount pro-rata from each variable and fixed subaccount you maintain. If such a pro-rata withdrawal reduces the value of any fixed subaccount below $2,500, or any variable subaccount balance below $50, we will transfer the value of those subaccounts to that variable subaccount where you maintain the highest value, or to the fixed account if there is no variable subaccount where you maintain a balance greater than $50.

All cash withdrawals from any fixed account will be subject to the Market Value Adjustment, except those which become effective upon the expiration date of the subaccount's guaranteed period. If you make a partial cash withdrawal, we will assess any applicable withdrawal charge, Market Value Adjustment, and premium taxes pro-rata against the amounts you have remaining in each subaccount. If you request a full surrender of the Contract, we will assess any applicable withdrawal charges, Market Value Adjustment, Annuity Account Fee, and premium taxes against the amount you withdraw. We will deduct the Annuity Account Fee and any applicable Market Value Adjustment from the Annuity Account before we apply any withdrawal charge.

We may defer the payment of amounts withdrawn or transferred from the fixed account for a period not to exceed six (6) months from the date we receive your written request for such withdrawal or transfer.

Cash withdrawals from a variable subaccount will result in the cancellation of Variable Accumulation Units from your Annuity Account. These Variable Accumulation Units will have an aggregate value on the effective date of the withdrawal equal to the total amount by which we reduce the account value (which amount will include any applicable withdrawal charge). We will base the cancellation of such units on the Variable Accumulation Unit values of the variable subaccounts at the end of the Valuation Period during which we receive your cash withdrawal request.

A cash withdrawal may have federal income tax consequences. See "Federal Tax Matters".

Minimum Value Requirement

If you request a partial withdrawal which would cause your account value to fall to less than $1,000, then we will treat the partial withdrawal as a request for a full surrender. We will terminate your Contract as if you surrendered the Contract if you do not make premium payments under the Contract for three consecutive years and the account value has fallen below $1,000 during this period. Before we exercise this right to terminate, we will give you thirty (30) days notice and the opportunity to make an additional premium payment to increase the account value above the minimum amount. On termination, you will receive the amount which we would have paid had the Contract been fully surrendered. We may also transfer any fixed subaccount balance which has a value below $2,500 and any variable subaccount balance which has a value below $50 to that variable subaccount where you maintain the highest value or to the fixed account if there is no variable subaccount where you maintain a balance greater than $50.

Section 403(b) Annuities

The Code imposes  restrictions on cash withdrawals if your Contract is used with
Section 403(b) annuities. In order for such a Contract to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989, Salary Reduction Account Value") may be made only when you attain age 59 1/2, separate from service with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989, on Pre-1989 Salary Reduction Account Values, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Values").

Withdrawals of Restricted Account Values are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. Hardship (and other) withdrawals may be subject to a 10% tax penalty, in addition to any withdrawal charge, Market Value Adjustment, Annuity Account Fee, and premium taxes applicable under the Contract.

Under the terms of a particular Section 403(b) plan, you may be entitled to transfer all or a portion of the account value to one or more alternative funding options. You should consult the documents governing your plan and the person who administers the plan for information as to such investment alternatives.

With respect to the restrictions on withdrawals from the Variable Account, we are relying upon a no-action letter dated November 28, 1988, from the staff of the Commission to the American Council of Life Insurance. We have complied or will comply with the requirements of that no-action letter.

                            DEATH BENEFITS

In the event of the death of any Owner before the Annuity Date, we will pay a death benefit to the Beneficiary upon receipt of due proof of the Owner's death. If there is no designated Beneficiary living on the date of the Owner's death, we will, upon receipt of due proof of death of both the Owner and the designated Beneficiary, pay the death benefit in one lump sum to the Owner's estate. If the death of any Annuitant occurs on or after the Annuity Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

Election and Effective Date of Election

During your lifetime and before the Annuity Date, you may elect In Writing to have the death benefit applied under the Annuity Options for the Beneficiary after the Owner's death.

If no death benefit payment method is in effect on the date of the Owner's death, the Beneficiary may elect:

o to receive the death benefit in the form of a single cash payment; or
o to have the death benefit applied under the Annuity Options (on the Annuity Date).

The Beneficiary must make the election to us In Writing. Your election of an Annuity Option specifying the method by which the death benefit shall be paid will become effective on the date we receive it. Any Annuity Option the Beneficiary elects will become effective on the later of:

o        the date we receive the election; or
o        the date we receive due proof of the Owner's death.

If we do not receive the Beneficiary's election within 60 days following the date we receive due proof of the Owner's death, the Beneficiary will be deemed to have elected on such 60th day to receive the death benefit in the form of a single cash payment.

The Annuity Option you or the Beneficiary elect may be restricted by the Code. See "Federal Tax Matters" for further discussion.

Payment of Death Benefit

If the Beneficiary requests the death benefit to be paid in cash, subject to our receipt of due proof of death, we will make payment within seven days of the date the election becomes effective or is deemed to become effective. If we will pay the death benefit in one lump sum to the Owner's estate, we will make the payment within seven (7) days of the date we receive due proof of the death of the Owner and/or the designated Beneficiary, as applicable. We may defer any such payment of amounts derived from the Variable Account in accordance with the Act. If we must make payment under any of the Annuity Options, the Annuity Date will be thirty (30) days following the effective date or the deemed effective date of the election. We will maintain your Annuity Account in effect until the Annuity Date.


Amount of Death Benefit

We do not assess Market Value Adjustment or withdrawal charges against amounts which we apply toward payment of a death benefit. We determine the amount of the death benefit as of the effective date or deemed effective date of the death benefit election (not as of the date of death). Unless there is a transfer of ownership, the death benefit is equal to the greater of:

o the account value for the Valuation Period during which the death benefit election is effective or deemed to become effective;
o the sum of all premium payments under the Contract, minus the sum of all partial withdrawals from the Contract;
o your account value on the Seven Year Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent premium payments and partial withdrawals and charges; and
o the amount that would have been payable in the event of a full surrender of the Contract including surrender charges and any applicable Market Value Adjustment on the date the death benefit election is effective or is deemed to become effective.

                      SURRENDER OF THE CONTRACTS

At any time before the Annuity Date, you may elect to surrender the Contract and receive a cash payment. On the Surrender Date, we will cancel your Annuity Account and we will pay the account value, minus any applicable withdrawal charges, Annuity Account Fee, and premium taxes, and plus or minus any applicable Market Value Adjustment. We will make the payment to you within seven days of the Surrender Date in the form of a cash payment. We may be permitted to defer any such payment of amount derived from the Variable Account in accordance with the Act. We may defer the payment of amounts withdrawn from the fixed account for a period not greater than 6 months from the date we receive your written request for such withdrawal.

Following a surrender of the Contract, or if the Contract terminates for any other reason, all your rights, and those of the Annuitant, and Beneficiary will terminate.

A surrender may have federal income tax consequences. See "Federal Tax Matters".

                          ANNUITY PROVISIONS

Annuity Date

Annuity payments will begin on the first day of the month following the Annuity Date you select and specify in the Contract Application or Order to Purchase. In most states, the date you select may not be earlier than 30 days following the Date of Issue. You may change this date from time to time by notifying us In Writing. We must receive notice of each change at least 45 days before the then current Annuity Date. The new Annuity Date must be a date which is:

o        at least 30 days after the effective date of the change;
o        the first day of a month; and
o not later than the first day of the first month following the Annuitant's 90th birthday.

These requirements may be restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. You may also change the Annuity Date by electing an Annuity Option as described in the death benefit section of this Prospectus.

On the Annuity Date, we will cancel your Annuity Account and we will apply the account value, minus any applicable Annuity Account Fee and premium taxes, to provide an annuity under one or more of the options described below. We will not impose any Market Value Adjustment or withdrawal charges upon amounts applied to purchase an annuity. You may not request payments under the Contract's cash withdrawal provisions on or after the Annuity Date.

Since the Contract offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403, 408, or 457 of the Code, as well as certain non-qualified plans, you should refer to the terms of the particular plan for any limitations or restrictions on the Annuity Date.

Election - Change of Annuity Option

During your lifetime and before the Annuity Date, you may elect one or more of the Annuity Options described below, or any other Annuity Option to which we agree. You may also change any election, but we must receive notice In Writing of any election or any change of election at least 45 days before the Annuity Date.

If no election is in effect on the 30th day before the Annuity Date and you use the Contract in connection with a retirement plan which meets the requirements of either Section 401 (including Section 401(k)), Section 403, Section 408(c),
Section 408(k), or Section 457 of the Code, we will conclude that you elected the Joint and Survivor Annuity described below or Life Annuity, whichever is applicable, if required by such retirement plan. If you do not use the Contract in connection with one of these plans, we will conclude that you have elected Life Annuity with 120 Monthly Payments Certain.

At any time you may request annuitization In Writing of your account value under any of the Annuity Options described below. We will not impose a withdrawal charge or Market Value Adjustment at the time payments under the Annuity Option begin. Such annuitization will automatically result in a change in the Annuity Date to the date payments commence under the Annuity Option you elect.

You should refer to the terms of your particular retirement plan and any applicable legislation for any limitations or restrictions on the options which you may elect. We do not permit a change of Annuity Option after the Annuity Date.

Annuity Options

The Contract provides for seven different Annuity Options which are described below. Four are fixed annuity options, and three are variable annuity options. You may elect a fixed annuity, a variable annuity, or a combination of both. If electing a combination, you must specify what part of the Annuity Account we should apply to each fixed and variable annuity Option. If we do not receive your election by the 30th day before the Annuity Date, we will determine the portion of the Annuity Account to be applied to a fixed annuity and/or a variable annuity on a pro-rata basis based on the composition of your Annuity Account on the Annuity Date. (Any amounts in the Variable Account will be applied to a variable annuity, and amounts in the fixed account will be applied to a fixed annuity.) We will base variable annuity payments on the subaccounts you select, or on how you allocate the account value among the subaccounts.

Fixed Annuity Payments

A fixed annuity provides for Annuity Option payments which will remain constant. Payments will be made under the terms of the Annuity Option you elected. The effect of choosing a fixed annuity is that we will set the amount of each payment on the Annuity Date and that amount will not change. If you select a fixed annuity, we will transfer to our general account any amounts in the Variable Account that we use to provide the fixed annuity.

We will fix the amount of the annuity payments by the fixed annuity provisions you select and, for some options, the Annuitant's settlement age (determined in accordance with the Contract). We determine the amount of each fixed annuity payment by applying the Annuity Payment Rates found in the Contract to the portion of the account value allocated to the fixed annuity Option you select, or, we will use the Annuity Payment Rates we use on the Annuity Date if they are more favorable to the Payee. The rates found in the Contract show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment. We may change this rate with respect to Contracts purchased after the effective date of such change (see "Modification").

Variable Annuity Payments

If you choose to receive variable annuity payments, the dollar amount of the payments will fluctuate or vary in dollar amount, based on the investment performance of the variable subaccounts in which you invest. The variable annuity purchase rate tables in the Contract reflect an assumed interest rate of 3%, so if the actual net investment performance of the subaccount is less than this rate, then the dollar amount of the actual annuity payments will decrease. If the actual net investment performance of the subaccount is higher than this rate, then the dollar amount of the actual annuity payments will increase. If the net investment performance exactly equals the 3% rate, then the dollar amount of the actual annuity payments will remain constant.

We determine the amount of the first variable annuity payment by the variable annuity provisions you select and, for some options, the Annuitant's settlement age of the Annuitant (determined in accordance with the Contract). We determine all variable annuity payments other than the first by means of Annuity Units credited to the Contract with respect to the particular payee. We determine the number of Annuity Units to be credited in respect of a particular subaccount by dividing that portion of the first variable annuity payment attributable to that subaccount by the Annuity Unit Value of that subaccount for the Valuation Period which ends immediately preceding the Annuity Date. The number of Annuity Units of each subaccount credited with respect to the particular payee then remains fixed unless an exchange of Annuity Units is made pursuant to the "Transfer Privilege - Annuity Period" section. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and equals the sum of the amounts determined by multiplying the number of Annuity Units of a particular subaccount for the Valuation Period, which ends immediately preceding the due date of each subsequent payment, by the Annuity Unit Value for that subaccount, for the first Valuation Period occurring on or immediately before the first day of each month. We deduct the annual Annuity Account Fee, pro-rata, from each variable annuity payment.

You may choose to receive annuity payments under any one of the Annuity Options described below. We may consent to other plans of payment before the Annuity Date.

If you use the Contract in connection with a retirement plan which meets the requirements of either Section 401 (including Section 401(k)), Section 403,
Section 408(c), Section 408(k), or Section 457 of the Code, we will offer a Joint and Survivor Annuity under the Contract. A Joint and Survivor Annuity provides for monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor we will determine the monthly payment payable in the same manner as during the joint lifetime of the Payee and the designated second person.

                         FIXED ANNUITY OPTIONS

Life Annuity Option

We make monthly payments to the Payee during the Annuitant's lifetime ending with the last payment due before the Annuitant's death. Under this option, we will make only one payment if the Annuitant dies before we make the second payment, we will make only two payments if the Annuitant dies before we make the third payment, etc.

Life Annuity with Certain Period Option

We will make monthly payments to the Payee for a fixed period of 60, 120, 180, or 240 months (as selected) and for as long thereafter as the Annuitant lives.

Cash Refund Life Annuity Option

We make monthly payments to the Payee during the Annuitant's lifetime ending with the last payment due before the Annuitant's death provided that, at the Annuitant's death, the Payee will receive an additional payment equal to the excess, if any, of the initial value of the proceeds we apply under this option over the dollar amount of payments we have already paid.

Annuity Certain Option

We pay monthly payments for the number of years selected which may be from 5 to 30 years.

                       VARIABLE ANNUITY OPTIONS

Variable Life Annuity Option

We make monthly payments to the Payee during the Annuitant's lifetime, ending with the last payment due before the Annuitant's death. Under this option, we will make only one payment if the Annuitant dies before we make the second payment, we will make only two payments if the Annuitant dies before we make the third payment, etc.

Variable Life Annuity with Certain Period Option

We make monthly payments to the Payee for a fixed period of 60, 120, 180, or 240 months (as selected), and for as long thereafter as the Annuitant lives.

Variable Annuity Certain Option

We make monthly payments for the number of years you select which may be from 5 to 30 years. At any time during the period we make payments, the Annuitant may elect that a portion or all of the future payments to which the Payee is entitled be commuted and paid in one sum. A withdrawal may be taken at any time after annuitization which does not exceed the total value of the variable annuity certain on the withdrawal date. We determine the value of the variable annuity certain by first converting your number of annuity units into dollars based on the value of the annuity units. Thereafter, we divide the dollar value by an annuity certain payment factor to obtain the total value of the variable annuity certain. We determine the annuity certain payment factor by calculating the number of monthly payments remaining from the date of withdrawal to the end of the variable annuity certain period and discounting such payments to a present value using an assumed interest rate of 3%. The Annuitant may elect that the Payee receives all or a portion of this present value.

Additional Annuity Options

You may settle any proceeds payable under the Contract, under any other method of settlement including joint and senior settlement options under joint life annuities) we offer at the time of the request.

Determination of Annuity Payments

On the Annuity Date, we will apply the adjusted value of the fixed account and the Variable Account to provide for payments under the selected Annuity Option. The adjusted value will be equal to:

o the account value at the end of the Valuation Period which ends immediately preceding the Annuity Date;
o reduced by a proportionate amount of the Annuity Account Fee to reflect the time elapsed between the last day of the prior contract year and the day before the Annuity Date; and
o        reduced by any premium or similar taxes.

If the amount to be applied under any annuity option is less than $5,000, or if the monthly annuity payment payable in accordance with such option is less than $50, we will pay the amount in a single payment to the Payee you designate.

                       CONTRACT CHARGES AND FEES

We assess charges under the Contract offered by this Prospectus in four ways:

o as withdrawal charges (contingent deferred sales charges);
o as deductions for Contract administration expenses and, if applicable, for premium taxes;
o as charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses; and
o as Market Value Adjustments on certain withdrawals from the fixed account.

In addition, certain deductions are made from the assets of the Fund for investment management fees and expenses. These fees and expenses are fully described in the Fund's Prospectus and its SAI.

Withdrawal Charges

We do not make a deduction for sales charges from a premium payment. However, if you make a cash withdrawal of a premium payment, we may assess a withdrawal charge (contingent deferred sales charge). The length of time between our acceptance of the premium payment deemed withdrawn and the receipt of a withdrawal request determines the withdrawal charge. This charge will be used to cover certain expenses relating to the sale of the Contract including commissions paid to sales personnel, the costs of preparation of sales literature, other promotional costs and acquisition expenses.

Each premium payment has its own time period for purposes of assessing a withdrawal charge. For purposes of computing the withdrawal charge, we deem amounts to be withdrawn in the order in which we received them. For example, we will make withdrawals from the oldest premium payment we have accepted first. After these amounts are exhausted, we will make withdrawals from the second oldest premium payment we have accepted, and so on until you withdraw all of your premium payments. After you withdraw all premium payments, we will deem further withdrawals to be from net investment results attributable to such premium payments, if any.

Subject to the Free Partial Withdrawal described below, we will assess the following withdrawal charge to premium payment amounts you withdraw from Annuity Account (adjusted by any applicable Market Value Adjustment):

WITHDRAWAL
CHARGE
PERCENTAGE                        YEAR APPLICABLE

7%....................   During  1st  Year since premium payment accepted
6%....................   During  2nd  Year since premium payment accepted
5%....................   During  3rd  Year since premium payment accepted
4%....................   During  4th  Year since premium payment accepted
3%....................   During  5th  Year since premium payment accepted
2%....................   During  6th  Year since premium payment accepted
1%....................   During  7th  Year since premium payment accepted
0%....................   Thereafter

When you make a withdrawal, we will deduct any applicable Annuity Account Fee from, and make any Market Value Adjustment to, your Annuity Account before we apply any withdrawal charge. We then assess the withdrawal charge against the amounts remaining in your Annuity Account. If your Annuity Account is allocated among more than one subaccount, we will assess the withdrawal charge pro-rata against the amounts remaining within the subaccounts from which the withdrawal occurred. If the subaccounts from which the withdrawal occurred do not contain sufficient amounts to satisfy the withdrawal charge, we will assess the deficiency pro-rata against all amounts remaining within the subaccounts. If a cash withdrawal causes the entire value of the Annuity Account to be withdrawn (i.e., a complete surrender), then we will deduct the withdrawal charge from the amount paid. We will not impose the withdrawal charge on a premium payment you withdraw after the end of the seventh year from the date we accept such premium payment, nor do we impose the withdrawal charge upon payment of the death benefit or upon amounts applied to an Annuity Option.

We may, upon notice to you, modify the withdrawal charges, provided that such modification shall apply only to your Annuity Account established after the effective date of such modification (see "Modification"). For examples of withdrawals, surrenders, withdrawal charges and the Market Value Adjustment, see the SAI.

Free Partial Withdrawal

During each Contract Year before the Annuity Date you may withdraw a portion of the premium payments you paid without being assessed a withdrawal charge. Your request must be In Writing. This privilege continues until you withdraw all premium payments you paid to the your Annuity Account. You may withdraw up to 15% of the total amount of your premium payments without a withdrawal charge each Contract Year. The amount must be at least $1,000.

You must specify the subaccounts from which the amount will be withdrawn. If you do not specify the subaccounts from which the withdrawal will occur, the Company will withdraw the amount pro-rata from all your subaccounts.

We may pay withdrawals under this provision as a lump sum or (upon our consent) over equal installments no more frequently than monthly.

A Free Partial Withdrawal may have federal income tax consequences. See "Federal Tax Matters".

Annuity Account Fee

On the last Valuation Date of each calendar year, we deduct an annual policy administration fee, the Annuity Account Fee, on a pro-rata basis from all of an your subaccounts. The Annuity Account Fee equals $35. This fee partially reimburses us for administrative expenses relating to the issue and maintenance of the Contract and your Annuity Account.

We will pro rate your initial Annuity Account Fee for the calendar year during which you established your Annuity Account, to reflect the shorter initial period. Thereafter, we will assess the full $35 Annuity Account Fee annually. If you surrender the Contract, we will deduct a $35 Annuity Account Fee. On the Annuity Date, we will reduce the account value by a proportionate amount of the Annuity Account Fee to reflect the time elapsed between the previous December 31 and the day before the Annuity Date. After the Annuity Date, we will deduct an annual $35 Annuity Account Fee, in approximately equal amounts, from each variable annuity payment you made during the year. We will not deduct Annuity Account Fee from fixed annuity payments. If applicable state law requires, we will reduce the $35 Annuity Account Fee to a lesser amount. We will waive the annual Annuity Account Fee each year that your account value is at least $100,000 on the last Valuation Date of that year.

Administrative Fee

On each Valuation Date, we deduct a Administrative Fee from the assets you have in each variable subaccount to partially reimburse us for administrative expenses relating to the issue and maintenance of the Contract and your Annuity Account. This charge currently has an effective annual rate of 0.10% (equal to a daily rate of 0.000275834% of the assets in each subaccount). There is no necessary relationship between the administrative charges imposed and the amount of expenses that may be attributable to any single Owner's Annuity Account.

Premium Taxes

We will deduct premium tax equivalents (including any related retaliatory taxes), if any, and any other taxes due under the Contract. We currently deduct any such taxes at the time you withdraw or annuitize account value, or any portion thereof, (although the deduction could, in the future, be taken from premium payments). Currently these taxes range from 0% to 3.5% of the amount of premium paid depending upon your state of residence.

We do not currently deduct federal, state or local taxes other than state premium taxes. However, we may charge for such taxes in the future or for other economic burdens resulting from the application of any tax laws that we determine to be attributable to the Contract.

Charge for Mortality and Expense Risks

The mortality risk we assume arises from the contractual obligation to continue to make annuity payments to one or more Payees regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in the life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. We assume this mortality risk by virtue of annuity rates incorporated into the Contract. These rates cannot be changed. We also assume a mortality risk in connection with the death benefits. The expense risk we assumed is the risk that the administrative charges assessed under the Contract may be insufficient to cover the actual total administrative expenses we incur.

For assuming these risks, we deduct a charge from value you have in the Variable Account at the end of each Valuation Period at an effective annual rate of 1.25% (calculated at a daily rate of 0.003447920% of the assets in the Variable Account). (We estimate approximately 0.75% of this charge to be attributable to mortality risks and approximately 0.50% of this charge to be attributable to expense risks.) If the deduction is insufficient to cover our actual costs for mortality and expense risks, we will bear the loss. Conversely, if the deduction proves more than sufficient, we will profit from the excess. We expect to realize a profit from this charge. We do not make a deduction for these risks from the fixed account.

We assume the risk that withdrawal charges assessed under the Contract may be insufficient to compensate us for the costs of distributing the Contract. In the event the withdrawal charges prove to be insufficient to cover actual distribution expenses, the deficiency will be met from our general corporate funds, which may include amounts derived from the mortality and expense risk charge.

The Contract provides that we may modify the mortality and expense risk charges; however, such modification shall apply only with respect to Contracts issued after the effective date of such modification.

Market Value Adjustment

Any cash withdrawal or transfer from a fixed subaccount, other than a withdrawal or transfer at the expiration date of the guaranteed period, will be subject to a Market Value Adjustment. We will apply the Market Value Adjustment to the amount you withdraw or transfer after we deduct any applicable Annuity Account Fee and before we deduct any applicable withdrawal charge.

The Market Value Adjustment generally reflects the relationship between the Index Rate (based upon the Treasury Constant Maturity Series published by the Federal Reserve) in effect at the time you initially allocated an amount to a subaccount's guaranteed period under the Contract and the Index Rate in effect at the time you withdraw or transfer the amount from the fixed subaccount. It also reflects the time remaining in the subaccount's guaranteed period. Generally, if the Index Rate at the time you withdraw or transfer withdrawal or transfer is more than .50% lower than the Index Rate at the time the premium payment was allocated, then the application of the Market Value Adjustment will result in higher payment upon withdrawal or transfer. Similarly, if the Index Rate at the time of withdrawal or transfer is higher than the Index Rate at the time the premium payment was allocated (or less than 0.50% lower), the application of the Market Value Adjustment will generally result in a lower payment upon withdrawal or transfer. We apply the following formula to compute the Market Value Adjustment:

                              (1 + A)(N)
                              (1 + B)(N)

Where:

         A  =     an Index  Rate  (based  on the  Treasury  Constant  Maturity
                  Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

          B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of withdrawal or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of the general account assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if we must sell such securities (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment. If Index Rates "A" and "B" are within 0.25% of each other when the Index Rate Factor is determined, no such percentage adjustment to "B" will be made.

          N  =    The number of years remaining in the guaranteed period (e.g.
                  1 year and 73 days = 1 + (73 divided by 365) = 1.2 years).

   Straight line interpolation is used for periods to maturity not quoted.

   See the SAI for examples of the application of the Market Value Adjustment.

                       OTHER CONTRACT PROVISIONS

Deferral of Payment

We may defer the calculation and payment of partial withdrawal and full surrender values, transfers or death benefits from any variable subaccount during any period:

o when the New York Stock Exchange is closed other than customary week-end and holiday closings; or
o when trading on the New York Stock Exchange is restricted as the Commission determines; or

o         when an emergency exists as a result of which:
          (a) disposal of securities held by the Fund is not reasonably practicable or
          (b) it is not reasonably practicable to determine the value of the net assets of the Fund; or
o when the Commission may by order permit for the protection of security holders.

We may defer the payment or transfer of amounts you withdraw from any fixed subaccount for a period not greater than 6 months from the date we receive written request for such withdrawal or transfer. If payment or transfer is deferred beyond thirty (30) days, we will pay interest of at least 3% per year on amounts so deferred.

In addition, payment of the amount of any withdrawal derived, all or in part, from any premium payment paid to us by check or draft may be postponed until we determine the check or draft has been honored.

Designation and Change of Beneficiary

The Beneficiary designated in your Contract Specifications will remain in effect unless you change it. You have the sole right to change any Beneficiary. Subject to the rights of an irrevocable Beneficiary, you may change or revoke your Beneficiary designation at any time while you are living by filing with us a beneficiary designation or revocation in writing. The change or revocation will not be binding upon us until we record it. The change or revocation will take effect as of the date on which you sign the beneficiary designation or revocation, but the change or revocation will be without prejudice to us with regard to any payment we made or any action we took before recording the change or revocation.

You should refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

Exercise of Contract Rights

The Contract shall belong to you. You may expressly reserve all Contract rights and privileges. You may exercise such rights and privileges without the consent of the Beneficiary (other than an irrevocable Beneficiary) or any other person. You may exercise such rights and privileges only during your lifetime and before the Annuity Date, except as otherwise provided in the Contract.

Unless provided otherwise the Annuitant becomes the Payee on and after the Annuity Date. If the Annuitant predeceases you before the Annuity Date, you become the Annuitant until you designate a new Annuitant in writing. The
Beneficiary becomes the Payee on the death of the Annuitant after the Annuity Date. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

Transfer of Ownership

The owner of a Non-Qualified Contract may transfer the ownership of the Contract before the Annuity Date. A transfer of ownership will not be binding upon us until we receive and record written notification. When we record such notification, the change will take effect as of the effective date you specified. The change will be without prejudice to us regarding any payment we made or any action we took before recording the change.

You may not transfer ownership of a Qualified Contract except to:

o        the Annuitant;
o a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Code; the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the Annuitant;
o the trustee of an individual retirement account plan qualified under Section 408 of the Code for the benefit of the Owner; or
o as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued.

Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

A transfer of ownership may have federal income tax consequences. See "Federal Tax Matters".

Death of Owner

If any Owner of a Non-Qualified Contract dies before the Annuity Date, we must distribute the death benefit payable under the Contract, if any, to the Beneficiary, if then alive, either:

o        within five years after the deceased Owner's date of death; or
o over some period not greater than the Beneficiary's life or expected life, with annuity payments beginning within one year after the deceased Owner's date of death.

If any Owner is not an individual, a change in or death of any annuitant will be considered the death of an Owner.

The person named as your Beneficiary in the Contract Application shall be considered the designated beneficiary for the purposes of Section 72(s )of the Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose. In all cases, any such designated beneficiary shall not be entitled to exercise any rights prohibited by applicable federal income tax law.

These mandatory distribution requirements may not apply when the Beneficiary is the deceased Owner's spouse, if the spouse elects to continue the Contract in the spouse's own name, as Owner.

If the Payee dies on or after the Annuity Date and before the entire accumulation under such Owner's Annuity Account has been distributed, the remaining portion of such Owner's Annuity Account, if any, must be distributed at least as rapidly as the method of distribution then in effect. Similar rules may apply with respect to Qualified Contract.

Voting Fund Shares

We will vote Fund shares held by the subaccounts at the Fund's shareholder meetings, and to the extent required by law, will follow voting instructions received from persons having the right to give voting instructions. You are the person having the right to give voting instructions before the Annuity Date. If you elect a variable annuity Option, then after the Annuity Date, the Payee has the right to give voting instructions. The number of votes decreases as we make annuity payments and as the Contract reserves decrease. The person's number of votes will be determined by dividing the Contract reserve you allocate to a subaccount by the net asset value per share of the corresponding Fund Portfolio. There are no voting rights associated with the fixed account or a fixed annuity before or after the Annuity Date.

We will vote any shares attributable to us, and Fund shares for which we receive no timely voting instructions, in the same proportion as the shares for which we receive instructions. We must receive voting instructions at least one day before the shareholders meeting for them to be considered timely.

Owners participating under Qualified Contract may be subject to other voting provisions of the particular plan. Individuals who contribute to plans which the Contract fund may be entitled to instruct you as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which you shall follow voting instructions of persons with rights under the plans. If we do not receive voting instructions from any such person with respect to a particular employee's Annuity Account, you may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Neither we, nor the Variable Account, are under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Act. Nor are we under any duty to inquire as to the instructions we receive, or to your authority or the authority of others to instruct the voting of Fund shares. The instructions you give will be valid as they affect the Variable Account, us, and any others having voting instruction rights with respect to the Variable Account, except where we or the Variable Account have actual knowledge to the contrary.

We will provide all Fund proxy material, together with an appropriate form to be used to give voting instructions, to each person we know to have the right to give voting instructions, at least ten days before each meeting of the Fund's shareholders. The number of Fund shares as to which each such person is entitled to give instructions will be determined as of a date not more than 90 days before each such meeting. Before the Annuity Date, we determine the number of Fund shares as to which voting instructions may be given to us by dividing the value of all of the Variable Accumulation Units of the particular subaccount credited to your Annuity Account by the net asset value of one Fund share as of the same date. The Fund is not required to, and does not intend to, hold annual or other regular meetings of shareholders.

If the Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's shares in our own right, we may do so. Fund shares that we (or our affiliates) hold, in which you or other persons entitled to vote have no beneficial interest, may be voted by the shareholder thereof (us or our affiliates) in its sole discretion.

Adding, Deleting or Substituting Investments

We do not control the Fund and cannot guarantee that it or any of its Portfolios will be available for investment in the future or that it or any Portfolio will accept premium payments or transfers. In the event the Fund or any Portfolio is not available, we reserve the right to make changes in the Variable Account and its investments. We may take reasonable action to secure a comparable or otherwise appropriate funding vehicle, although we are not required to do so and may not actually do so. In the unlikely event that the Fund is not available in the future and a substitute funding vehicle is not obtained, then we may maintain all Annuity Account values in the fixed account. If the Fund or other funding vehicle restricts or refuses to accept transfers or other transactions, then we may change, modify, or revoke transfer privileges under the Contract.

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund that are held by the Variable Account (or any subaccount thereof) or that the Variable Account (or any subaccount thereof) may purchase. We may eliminate the shares of any of the Fund's Portfolios and substitute shares of another Portfolio or any other investment vehicle of another open-end, registered investment company if:

o        laws or regulations are changed;
o shares of the Fund or of a Portfolio are no longer available for investment; or
o we determine that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account.

If any of these events occurs, substitution of any shares attributable to your interest in a subaccount of the Variable Account shall occur only after notice and prior approval by the Commission to the extent required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests Owners make. We shall make any appropriate endorsement to the Contract to reflect any substitution pursuant to this provision.

We may establish new subaccounts when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing Owners on a basis we determine. Each additional subaccount will purchase shares in a Portfolio of the Fund or in another mutual fund or investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event we eliminate any subaccount, we will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Change in Operation of the Variable Account

At our election, and if we determined that it is in the best interests of persons having voting rights under the Contract, we may operate the Variable Account as a management company under the Act or any other form permitted by law; deregister the Variable Account under the Act in the event registration is no longer required (deregistration of the Variable Account requires an order by the Commission); or combine the Variable Account with one or more other separate accounts. To the extent permitted by applicable law, we also may transfer the assets of the Variable Account associated with the Contract to another account or accounts. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Modifying the Contract

If we may modify the Contract we will give notice to you (or the Payees after the Annuity Date). We make modify the Contract if such modification:

o is necessary to make the Contract or the Variable Account comply with, or take advantage of, any law or regulation issued by a governmental agency to which we or the Variable Account are subject; or
o is necessary to attempt to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or
o is necessary to reflect a change in the operation of the Variable Account or its subaccounts; or
o provides additional Variable Account and/or fixed accumulation options.

If we modify the Contract, we may make appropriate endorsement in the Contract.

In addition, upon notice to you, we may modify the Contract to change the withdrawal charges, Annuity Account Fees, mortality and expense risk charges, the tables used in determining the amount of the first monthly fixed annuity payment, and the formula used to calculate the Market Value Adjustment. Such modification shall apply only to Contract established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify you of such modification In Writing. All of the charges and the annuity tables which are provided in the Contract before any such modification will remain in effect permanently, unless improved by us, with respect to Contract established before the effective date of such modification.

Discontinuing New Purchases

We reserve the right to limit or discontinue the acceptance of new Contract Applications and Orders to Purchase and the issuance of new Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Contract issued before the effective date of such limitation or discontinuance.

Right to Examine Your Contract

If you are not satisfied with a Contract, you may return it for a refund by mailing it to us at the Annuity & Variable Life Services Center mailing address listed on the cover of this Prospectus within ten days (or longer if state law requires) after you receive it. You may not make transfers during this period. When we receive the returned Contract we will cancel it, and in most states you will receive a refund equal to your account value at the end of the Valuation Period during which we receive the returned Contract.

Where state law requires us to refund the full amount of any initial premium payment and subsequent premium payments we received, we will place the premium payments that are allocated to subaccounts of the Variable Account in the AIM V.I. Money Market Fund until the end of the Right to Examine period. This period will commence on the day the Contract is mailed, and on the first business day after the end of such period we will allocate the premium payments as you specified.

IRA Right to Revoke

With respect to Individual Retirement Accounts, under the Employee Retirement Income Security Act of 1974 ("ERISA") an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement Account, then the Owner may give us a notice of revocation at any time within seven days after the Date of Issue. Upon such revocation, we will refund the premium payment the Owner made. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. We will allow a participant establishing an Individual Retirement Account a "ten day free-look", notwithstanding the provisions of ERISA.

Periodic Reports

At least once each calendar year, we will provide you with a report showing the account value at the end of the preceding calendar year, all transactions during the calendar year, the current account value, the number of Accumulation Units in each variable subaccount, the applicable Variable Accumulation Unit Values as of the date of the report and the interest rate credited to the fixed subaccounts. In addition, each person having voting rights in the Variable Account and a Fund or Funds will receive such reports as may be required by the Act and the 1933 Act. We will also send such statements reflecting transactions in the Annuity Account as may be required by applicable laws, rules and regulations.

                          FEDERAL TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner=s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. The account value immediately before a withdrawal may have to be increased by any positive Market Value Adjustments which result from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner=s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

-        made on or after the taxpayer reaches age 592

-        made on or after the death of an Owner;

-        attributable to the taxpayer=s becoming disabled; or

- made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient=s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner=s income when a taxable distribution occurs.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual=s income. Distributions from certain pension plans may be Arolled over@ into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 592, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes a Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee=s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 592, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner=s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

"Eligible  rollover  distributions"  from section  401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a Adirect rollover@ from the plan to another tax-qualified plan or IRA.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


                     DISTRIBUTION OF THE CONTRACTS

Sagemark Consulting, Inc. ("Sagemark"), formerly known as CIGNA Financial Advisors, Inc., located at 350 Church Street, Hartford, Connecticut 06103, is the principal underwriter and the distributor of the Contract. As of January 1, 1998, Sagemark, formerly a wholly-owned subsidiary of CIGNA Corporation, became a wholly-owned subsidiary of Lincoln National Corporation, an Indiana corporation with headquarters in Fort Wayne, Indiana, whose principal businesses are insurance and financial services. Sagemark may enter into contracts with various broker-dealers to aid in the distribution of the Contract. The commissions paid to dealers are no greater than 6.75% of premium payments.

                      HISTORICAL PERFORMANCE DATA

We may from time to time disclose the current annualized yield of the Money Market subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the AIM V.I. Money Market Series or on its portfolio securities. Yield figures will not reflect withdrawal charges or premium taxes. We compute the current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 variable accumulation unit of the Money Market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Contract that are attributable to the hypothetical account.

We may also disclose the effective yield of the Money Market subaccount for the same 7-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We may also advertise or disclose the current annualized yield of one or more of the subaccounts of the Variable Account (except the Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield a subaccount generates during the 30-day period is assumed to be generated each 30-day period over a 12-month period. We compute the yield by dividing the net investment income per variable accumulation unit earned during the period by the maximum offering price per unit on the last day of the period. The yield calculations do not reflect the effect of any premium taxes or withdrawal charges that may be applicable to a particular Contract.

We may also advertise or disclose annual average total returns for one or more variable subaccounts for various periods of time. The standardized total return of a subaccount refers to return quotations assuming an investment has been held in the subaccount for various periods of time including, but not limited to, one year, five years, and ten years (if the subaccount has been in operation for those periods), and a period measured from the date the subaccount commenced operations. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Accordingly, the total return quotations will reflect not only income but also changes in principal (i.e., variable accumulation unit) value, whereas the yield figures will only reflect income. The standardized total return quotations reflect the withdrawal charge, but the standardized yield figures will not.

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage is assumed to be 0%. We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated assuming that the withdrawal charge is 0%.

We will only advertise non-standard performance data if we also disclose the standard performance data. Performance will vary from time to time and historical results will not be representative of future performance. Performance information may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. Current yield is not fixed and varies with changes in investment income and variable accumulation unit values. The Money Market subaccount's yield will be affected if it experiences a net inflow of new money which is invested at interest rates different from those being earned on its then-current investments. An investor's principal in a subaccount and a subaccount's return are not guaranteed and will fluctuate according to market conditions. And, as noted above, advertised performance data figures will be historical figures for a contract during the Accumulation Period.

We may also from time to time use advertising which includes hypothetical illustrations to compare the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

For additional information regarding how we calculate performance data, please refer to the SAI.

                           YEAR 2000 ISSUES

[To be furnished by subsequent post-effective amendment.]


                    CONDENSED FINANCIAL INFORMATION


The following tables show the Accumulation Unit Values and the number of Accumulation Units outstanding for each of the nine subaccounts available under the Contract. During 1995, the Account changed its fiscal year end from January 31 to December 31, effective in the year beginning January 1, 1996. Accordingly, the information which follows includes the eleven months transition period ended December 31, 1995.



                                          AIM V.I. Capital Appreciation Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $20.678                     16,027,198
12/31/96                $__________________                $18.467                 __________________
12/31/95                $__________________                $15.924                 __________________
1/31/95                 $__________________                $11.736                 __________________
1/31/94                 $__________________                $12.380                 __________________


                                           AIM V.I. Diversified Income Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $13.588                     4,695,148
12/31/96                $__________________                $12.591                 __________________
12/31/95                $__________________                $11.585                 __________________
1/31/95                 $__________________                $ 9.931                 __________________
1/31/94                 $__________________                $10.749                 __________________


                                            AIM V.I. Global Utilities Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $16.591                      921,883
12/31/96                $__________________                $13.826                 __________________
12/31/95                $__________________                $12.508                 __________________
1/31/95                 $__________________                $10.235                 __________________
1/31/94                 $__________________                  $--                   __________________


                                          AIM V.I. Government Securities Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $11.832                     1,926,036
12/31/96                $__________________                $11.089                 __________________
12/31/95                $__________________                $10.991                 __________________
1/31/95                 $__________________                $ 9.775                 __________________
1/31/94                 $__________________                $10.260                 __________________


                                                 AIM V.I. Growth Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $20.376                     9,603,064
12/31/96                $__________________                $16.281                 __________________
12/31/95                $__________________                $13.978                 __________________
1/31/95                 $__________________                $10.491                 __________________
1/31/94                 $__________________                $11.448                 __________________


                                            AIM V.I. Growth and Income Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $19.639                     7,046,189
12/31/96                $__________________                $15.835                 __________________
12/31/95                $__________________                $13.385                 __________________
1/31/95                 $__________________                $10.216                 __________________
1/31/94                 $__________________                  $--                   __________________


                                          AIM V.I. International Equity Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $16.434                     9,290,316
12/31/96                $__________________                $15.578                 __________________
12/31/95                $__________________                $13.156                 __________________
1/31/95                 $__________________                $10.738                 __________________
1/31/94                 $__________________                $12.296                 __________________


                                              AIM V.I. Money Market Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $11.571                     3,829,515
12/31/96                $__________________                $11.156                 __________________
12/31/95                $__________________                $10.775                 __________________
1/31/95                 $__________________                $10.378                 __________________
1/31/94                 $__________________                $10.084                 __________________


                                                  AIM V.I. Value Subaccount
                   ----------------------------------------------------------------------------------------
                      Accumulation Unit Value      Accumulation Unit Value       Number of Accumulation
                       at Beginning of Year             at End of Year            Units at End of Year
12/31/98                $__________________          $__________________           __________________
12/31/97                $__________________                $21.464                     18,682,024
12/31/96                $__________________                $17.591                 __________________
12/31/95                $__________________                $15.505                 __________________
1/31/95                 $__________________                $11.522                 __________________
1/31/94                 $__________________                $11.922                 __________________



     TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

The  following  is the  Table  of  Contents  for  the  Statement  of  Additional
Information:

                           Table of Contents

Page

The Contracts -- General Provisions.......................................
         The Contracts....................................................
         Loans............................................................
         Non-Participating Contracts......................................
         Misstatement of Age..............................................
         Assignment.......................................................
         Evidence of Survival.............................................
         Endorsement of Annuity Payments..................................
         Tax Status of the Contract.......................................
Taxation of the Company...................................................
Investment Experience.....................................................
         Variable Accumulation Unit Value and Variable
         Accumulation Value...............................................
         Net Investment Factor ...........................................
Sample Calculations and Tables............................................
         Variable Account Calculations....................................
         Fixed Account Calculations -- Withdrawal Charge and
         Market Value Adjustment Tables...................................
State Regulation of the Company...........................................
Administration............................................................
Distribution of the Contracts.............................................
Custody of Assets.........................................................
Historical Performance Data...............................................
         Money Market Sub-Account Yield...................................
         Other Sub-Account Yields.........................................
         Total Returns....................................................
         Other Performance Data...........................................
Legal Matters.............................................................
Legal Proceedings.........................................................
Experts. .................................................................
Financial Statements......................................................
Connecticut General Life Insurance Company................................
CG Variable Annuity Separate Account......................................

                       Statement of Additional Information

                                     For the

                       AIM/CIGNA Heritage Variable Annuity

                                 Issued through

                      CG Variable Annuity Separate Account

                                   Offered by

                   Connecticut General Life Insurance Company

                              Home Office Location:
                             900 Cottage Grove Road
                          Bloomfield, Connecticut 06002

                                Mailing Address:
                             Annuity Service Center
                            [Address and Phone Number
                    to be furnished by subsequent amendment]

This Statement of Additional Information ("Statement") expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts (the "Contracts") offered by Connecticut General Life Insurance Company through CG Variable Annuity Separate Account. You may obtain a copy of the Prospectus dated May 1, 1999, by calling (800) XXX-XXXX, or by writing to Connecticut General Life Insurance Company at the mailing address shown above. Terms used in this Statement have the same meaning as in the Prospectus for the Contracts.

This Statement of Additional information is not a prospectus. It should be read only in conjunction with the Prospectus for the Contracts and CG Variable Annuity Separate Account.

                                Dated May 1, 1999

                                Table of Contents

                                                                           Page

The Contracts -- General Provisions.......................................
         The Contracts....................................................
         Loans............................................................
         Non-Participating Contracts......................................
         Misstatement of Age..............................................
         Assignment.......................................................
         Evidence of Survival.............................................
         Endorsement of Annuity Payments..................................
         Tax Status of the Contract.......................................
Taxation of the Company...................................................
Investment Experience.....................................................
         Variable Accumulation Unit Value and Variable
         Accumulation Value...............................................
         Net Investment Factor ...........................................
Sample Calculations and Tables............................................
         Variable Account Calculations....................................
         Fixed Account Calculations -- Withdrawal Charge and
         Market Value Adjustment Tables...................................
State Regulation of the Company...........................................
Administration............................................................
Distribution of the Contracts.............................................
Custody of Assets.........................................................
Historical Performance Data...............................................
         Money Market Sub-Account Yield...................................
         Other Sub-Account Yields.........................................
         Total Returns....................................................
         Other Performance Data...........................................
Legal Matters.............................................................
Legal Proceedings.........................................................
Experts. .................................................................
Financial Statements......................................................
Connecticut General Life Insurance Company................................
CG Variable Annuity Separate Account......................................

In order to supplement the description in the Prospectus, the following provides additional information about Connecticut General Life Insurance Company (the "Company", "we", "our", and "us") and the Contracts which may be of interest to a you, the Contract Owner.

                           The Contracts -- General Provisions

The Contracts

         A Contract, attached riders, amendments, any application, and any applications, for additional amounts, form the entire contract. Only the President, a Vice President, an Assistant Vice President, a Secretary, a Director, or an Assistant Director of the Company may change or waive any provision in a Contract. Any changes or waivers must be In Writing.

         We may change or amend the Contracts, if such change or amendment is necessary for the Contracts to comply with or take advantage of any state or federal law, rule or regulation.

Loans

         The Contracts do not permit loans.

Non-Participating Contracts

         The Contracts do not participate or share in our profits or surplus earnings.

Misstatement of Age

         If the age of the Annuitant is misstated, then we will adjust the amounts payable by us to those amounts that the Premium Payments would have purchased for the correct age. We will make these adjustments according to our effective rates on the Date of Issue. If we overcharge, then we will charge our next payments succeeding the adjustment, with interest at the rate of 6% per year, compounded annually. We will pay any underpayment in a lump sum.

Assignment

         During the lifetime of the Annuitant, you, the Owner, may assign any rights under a Contract as security for a loan or other reasons. This does not change the ownership of a Contract, but your rights and the rights of any Beneficiary are subject to the terms of the assignments. An assignment will not bind us until the original assignment or a certified copy has been filed at the Annuity & Variable Life Service Center. We are not responsible for the validity of the assignment. An assignment may have income tax consequences. You may not assign rights under Qualified Contracts.

Evidence of Survival

         We reserve the right to require evidence of the survival of any Payee at the time any payment to that Payee is due under the following Annuity
Options: Life Annuity (fixed); Life Annuity with Certain Period (fixed); Cash Refund Life Annuity (fixed); Variable Life Annuity; Variable Life Annuity with Certain Period.

Endorsement of Annuity Payments

         Allstate Life Insurance Company, ("Allstate"), the administrator of the Contract, will send each annuity payment by check. The Payee must personally endorse each check. We may require proof of the Annuitant's survival.

Tax Status of the Contracts

         Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through the Fund and its portfolios, will satisfy these diversification requirements.

         Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

         Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If any Owner is not an individual, a change in or death of any annuitant will be treated as the death of an Owner for these purposes.

         The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other requirements may apply to Qualified Contracts.

                             Taxation of the Company

         We are presently taxed as a life insurance company under part I of Subchapter L of the Internal Revenue Code of 1986, as amended. The Variable Account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Contract. Based on this expectation, we anticipate that no charges will be made against the Variable Account for federal income taxes. If, in future years, we incur any federal income taxes or other economic burden with respect to the Variable Account or the Contracts, then we may charge for those amounts attributed to the Variable Account.

                              Investment Experience

         On any Valuation Date, the Variable Account value is equal to the totals of the values allocated to the Contract in each Variable Account
Sub-Account. The portion of your Annuity Account Value held in any Variable Account Sub-Account equals the number of Sub-Account units allocated to a Contract multiplied by the Sub-Account accumulation unit value as described below.

Variable Accumulation Unit Value and Variable Accumulation Value

         When we receive a Premium Payment we will credit that portion of the Premium Payment to be allocated to the Variable Account Sub-Accounts to the Variable Account in the form of Variable Accumulation Units. We determine how many Variable Accumulation Units to credit by dividing the dollar amount allocated to a particular Sub-Account by the Variable Accumulation Unit Value for that particular Sub-Account during the Valuation Period that we receive the Premium Payment. For the initial Premium Payment, we use the Valuation Period during which we accept the Premium Payment.

         The Variable Accumulation Unit Value for each Variable Account Sub-Account was established at $10.00 for the first Valuation Period of the particular Variable Account Sub-Account. We determine the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for any subsequent Valuation Period by multiplying the Variable Accumulation Unit Value for the particular Variable Account Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Variable Account Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit Value for each Variable Account Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease, or remain constant from Valuation Period to Valuation Period.

         The variable accumulation value of the Annuity Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units of each Variable Account Sub-Account credited to the Variable Account for such Valuation Period. The variable accumulation value of each Variable Account Sub-Account is determined by multiplying the number of Variable Accumulation Units, if any, credited to each Variable Account Sub-Account by the Variable Accumulation Unit Value of the particular Variable Account Sub-Account for such Valuation Period.

Net Investment Factor

         The Net Investment Factor is an index applied to measure the investment performance of a Variable Account Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to 1.0; therefore, the value of a Valuable Accumulation Unit may increase, decrease, or remain the same.

         The Net Investment Factor for any Variable Account Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)      is the net result of:
   (1) the net asset value of a Fund share held in the Variable Account Sub-Account determined as of the end of the Valuation Period, plus
   (2) the per share amount of any dividend or other distribution declared on the Fund shares held in the Variable Account Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus
   (3) a per share credit or charge with respect to any taxes that we pay or reserve for during the Valuation Period which we determine to be attributable to the operation of the Variable Account Sub-Account;
(b) is the net asset value of the Fund shares held in the Variable Account Sub-Account determined as of the end of the preceding Valuation Period; and
(c) is the total of charges for mortality and expense risks, and the administrative expense fee during the Valuation Period.

                         Sample Calculations and Tables

Variable Account Calculations

         Variable Accumulation Unit Value Calculation. Assume the net asset value of a Fund share at the end of the current Valuation Period is $16.50; and its value at the end of the immediately preceding Valuation Period was $16.46; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $16.50 divided by $16.46 is 1.002430134. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003723754 (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00239289646. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been $14.7036925, the value for the current Valuation Period would be $14.73887691 ($14.7036925 X 1.00239289646).

         Variable Annuity Unit Value Calculation. The assumptions in the above example exist. Also assume that the value of an Annuity Unit for the immediately preceding Valuation Period had been $13.5791357. If the first variable annuity payment is determined by using an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be $13.61016662 [$13.5791357 X 1.00239289646 (the net investment factor) X 0.999892552].
0.999892552 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in the Contract.

         Variable Annuity Payment Calculation. Assume that a Participant's Variable Annuity Account is credited with 5319.7531 Variable Accumulation Units of a particular Sub-Account; that the Variable Accumulation Unit Value and the Annuity Unit Value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Date are $14.7036925 and $13.5791357 respectively; that the Annuity Payment Rate for the age and option elected is $6.52 per $1,000; and that the Annuity Unit Value on the day prior to the second variable annuity payment date is $13.61017004. The first variable annuity payment would be $509.99 (5319.7531 X $14.7036925 X 6.52 divided by 1,000). The number of Annuity Units credited would be 37.5569 ($509.99 divided by $13.5791357) and the second variable annuity payment would be $511.16 (37.5569 X $13.61017004).

Fixed Account Calculation - Withdrawal Charge and Market Value Adjustment Tables

         The following example illustrates the detailed calculations for a $100,000 deposit into the Fixed Account with a guaranteed rate of 8% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender value. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The effect of the withdrawal charge and any taxes, such as premium taxes, is not shown. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively.

                      Sample Calculations for Male Age 35 at Issue

                                  Cash Surrender Values

Single premium.........................               $100,000
Premium taxes..........................                      0
Withdrawals............................                   None
Guaranteed period......................                5 years
Guaranteed interest rate...............                     8%
Annuity date...........................                 Age 70
Index rate A...........................                   7.5%
Index rate B...........................  8.00% end of policy year 1
                                         7.75% end of policy year 2
                                         7.00% end of policy year 3
                                         6.50% end of policy year 4
Percentage adjustment to B.............                   0.5%

                               Surrender Value Calculation

                 (1)            (2)          (3)              (4)             (5)             (6)           (7)
                Annuity      Index Rate     Adjusted        Minimum        Greater of      Surrender     Surrender
Contract Year    Value         Factor     Annuity Value      Value          (3) & (4)        Charge        Value
-------------   -------      ----------   -------------     -------        ----------      ---------     ---------
1............. $107,965       0.963640        $104,039      $102,965        $104,039        $5,950         $98,089
2............. $116,567       0.993056        $115,758      $106,019        $115,758        $5,100        $110,658
3............. $125,858       1.000000        $125,858      $109,165        $125,858        $4,250        $121,608
4............. $135,891       1.004673        $136,526      $112,404        $136,526        $3,400        $133,126
5............. $146,727       1.000000        $146,727      $115,742        $146,727        $2,550        $144,177

                            Annuity Value Calculation

         Contract Year                Annuity Value

1..........................  $100,000 X 1.08 - $35 = $107,965
2..........................  $107,965 X 1.08 - $35 = $116,567
3..........................  $116,567 X 1.08 - $35 = $125,858
4..........................  $125,858 X 1.08 - $35 = $135,891
5..........................  $135,891 X 1.08 - $35 = $146,727

                              Surrender Charge Calculation

                      (1)                 (2)                    (3)
                      ---                 ---                    ---

                    Surrender          Surrender              Surrender
Contract Year      Charge Factor       Charge Factor           Charge
-------------      -------------       -------------          ---------
1...............      0.07                0.0595                $5,950
2...............      0.06                0.0510                $5,100
3...............      0.05                0.0425                $4,250
4...............      0.04                0.0340                $3,400
5...............      0.03                0.0255                $2,550


                             Market Value Adjustment Tables

                            Interest Rate Factor Calculation

                           (1)               (2)                 (3)                   (4)             (5)
                          Index             Index              Adjusted                               (1+A)
Contract Year             Rate A            Rate B           Index Rate B               N             (1+B)
-------------             ------            ------           ------------              ---            -----
1.......................   7.5%              8.00                  8.50                 4             0.963640
2.......................   7.5%              7.75                  7.75                 3             0.993056
3.......................   7.5%              7.00                  7.50                 2             1.000000
4.......................   7.5%              6.50                  7.00                 1             1.004673
5......................    7.5%                NA                    NA                 0                   NA

                                Minimum Value Calculation

     Contract Year               Minimum Value

1......................  $100,000 X 1.03 - $35 = $102,965
2......................  $102,965 X 1.03 - $35 = $106,019
3......................  $106,019 X 1.03 - $35 = $109,165
4......................  $109,165 X 1.03 - $35 = $112,404
5......................  $112,404 X 1.03 - $35 = $115,742

                             State Regulation of the Company

         The Company, a Connecticut corporation, is subject to regulation by the Connecticut Department of Insurance. We file an annual statement with the Connecticut Department of Insurance each year covering our operations and reporting on the financial condition as of December 31 of the preceding year. Periodically, the Connecticut Department of Insurance or other authorities examine our liabilities and reserves and the Variable Account. The Connecticut Department of Insurance periodically conducts a full examination of our operations. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate.

         The law of the state in which the Contract is delivered governs the Contract. The values and benefits of each policy are at least equal to those required by such state.

                                 Administration

         Allstate performs certain administrative functions relating to the Contracts, the fixed account, and the variable account. These functions include, among other things, maintaining the books and records of the variable account, the fixed account, and the subaccounts, and maintaining records of the name, address, taxpayer identification number, contract number, Annuity Account number and type, the status of each Annuity Account and other pertinent information necessary to the administration and operation of the Contracts.

                          Distribution of the Contracts

         We continuously offer the Contracts. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD") and who have entered into distribution agreements with the Company and the principal underwriter for the Contracts, Sagemark Consulting, Inc. ("Sagemark"), Hartford, Connecticut. Sagemark is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. Sagemark also acts as the general distributor of certain other variable annuity contracts and of variable life insurance contracts that we issue. We pay commissions and other distribution compensation. Those payments will not be more than 6.75% of Premium Payments. Sagemark received $1,075,638 in deferred sales charges attributable to the Variable Account portion of the Contracts during the year ended December 31, 1996; $2,217,462 during the year ended December 31, 1997; and $_________ during the year ended December 31, 1998.

         As of January 1, 1998, Sagemark, formerly CIGNA Financial Advisors, Inc., a wholly-owned subsidiary of CIGNA Corporation, became a wholly-owned subsidiary of Lincoln National Corporation, an Indiana corporation with headquarters in Fort Wayne, Indiana, whose principal businesses are insurance and financial services.

         The Prospectus describes the sales charges that apply to the Contracts. There are no variations in sales load.

                                Custody of Assets

         We are the Custodian of the Variable Account's assets. We or our agent will purchase the Fund's shares at net asset value according to the Purchasers' instructions. We will redeem the Fund's shares at net asset value in order to meet the Variable Account's contractual obligations, pay charges relative to the Variable Account or make adjustments for annuity reserves held in the Variable Account. We hold the Sub-Accounts' assets separate and apart from the assets of any of our other segregated asset accounts and separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Fund held by each of the Sub-Accounts of the Variable Account. Our fidelity bond provides additional protection for the Variable Account's assets. The fidelity bond covers the acts of our officers and employees. Its value as of May 1, 1999, is $100,000,000.

                           Historical Performance Data

         Historical performance data as of December 31, 1998, for each of the Sub-Accounts of the Variable Account is found in the Financial Statements attached to this SAI.

Money Market Sub-Account Yield

         We may disclose the current annualized yield of the Money Market Sub-Account, which invests in the Money Market Fund, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. We compute this current annualized yield by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Sub-Account at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Fund attributable to the hypothetical account; and (ii) charges and deductions imposed under a Contract that are attributable to the hypothetical account.

         We may also disclose the effective yield of the Money Market Sub-Account for the same 7-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         We calculate the effective yield by compounding the unannualized base period return according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

         The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and its operating expenses. The yield figures do not reflect withdrawal charges or premium taxes.

Other Sub-Account Yields

         We may advertise or disclose the current annualized yield of one or more of the Sub-Accounts of the Variable Account (except the Money Market Sub-Account) for 30-day periods. The annualized yield of a Sub-Account refers to income that the Sub-Account generates over a specific 30-day period. Because the yield is annualized, the yield generated by a Sub-Account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2 [(a - b + 1)(6) - 1]
                                            cd

             Where:

a        =  net investment income earned during the period by the Fund attributable to shares owned by the Sub-Account.
b        =  expenses accrued for the period.
c        =  the  average   daily   number  of   accumulation   units
            outstanding during the period.
d        =  the maximum offering price per  accumulation  unit on the last day of the period.

         Because the Variable Account imposes charges and deductions, a Sub-Account's yield will be lower than the yield for its corresponding Fund. The yield calculations do not reflect the effect of any premium taxes or withdrawal charges that may apply to a particular Contract. Withdrawal charges range from 7% to 1% of the amount withdrawn on total Premium Payments paid, less prior partial surrenders, depending on the Contract Year of surrender.

         The yield on amounts held in the Sub-Accounts normally fluctuates over time. Therefore, the disclosed yield for any given past period does not indicate or represent future yields or rates of return. The types and quality of the Fund's investments and its operating expenses affect a Sub-Account's actual yield.

Total Returns

         We may advertise or disclose annual average total returns for one or more of the Sub-Accounts for various periods of time. When a Sub-Account has been in operation for 1, 5 and 10 years, respectively, we will provide the total return for these periods. We may also disclose total returns for other periods of time. Total returns represent the average annual compounded rates of return that would equate the initial amount invested to the redemption value of that investment on the last day of each of the periods.

         We calculate total returns using Sub-Account Unit Values that we calculate on each Valuation Period. We base Sub-Account Unit Values on the performance of the Sub-Account's underlying portfolio, reduced by the mortality and expense risk charge, the administrative expense charge, and the Annuity Account Fee. The Annuity Account Fee is reflected by dividing the total amount of such charges collected during the year that are attributable to the Variable Account by the total average net assets of all the Variable Sub-Accounts. We deduct the resulting percentage from the return in calculating the ending redeemable value. These figures do not reflect any premium taxes, charges or credits for market value adjustments. Total return calculations reflect the effect of withdrawal charges that may apply to a particular period. We will then calculate the total return according to the following formula:

          P(l + T)(n) = ERV

          Where:

          P = A hypothetical initial Premium Payment of $1,000.

          T = Average annual total return.

          n = Number of years in the period.

        ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

Other Performance Data

         We may disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that we assume that the withdrawal charge percentage is 0%.

         We may also disclose cumulative total returns in conjunction with the standard format described above. We calculate the cumulative returns by using the following formula and assuming that the withdrawal charge percentage is 0%.

          CTR     =  (ERV/P) - 1

          Where:

          CTR     =  The cumulative total return net of Sub-Account recurring charges for the period.

          ERV     =  The ending redeemable value of the hypothetical investment made at the beginning of the one, five or ten-year period, at the end of the one, five or ten-year period (or fractional portion thereof).

          P       =  A hypothetical initial payment of $10,000

         Non-standard performance data will only be advertised if standard performance data is also disclosed.

         We may also use advertisements that include hypothetical illustrations comparing the difference between the growth of a taxable investment and a tax-deferred investment in a variable annuity.

                                      Legal Matters

         Mark A. Parsons, Chief Counsel, Retirement and Investment Services Division, CIGNA Corporation, has passed upon all matters of Connecticut law pertaining to the Contracts. This includes the Contracts' validity and our right to issue the Contracts under Connecticut Insurance Law and any other applicable state insurance or securities laws. Sutherland Asbill & Brennan LLP of Washington, D.C. has also provided advice on certain legal matters relating to federal securities laws.

                                    Legal Proceedings

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

                                         Experts

         The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information, as well as the Statement of Assets and Liabilities of the Variable Account at December 31, 1998, and the Statement of Operations and the Statement of Changes in Net Assets for the period ended December 31, 1998, have been included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP's consent to this reference to the firm as an "expert" is filed as an exhibit to the registration statement of which this Statement of Additional Information is a part.

                                  Financial Statements

         This Statement of Additional Information includes our consolidated financial statements. You should consider them as bearing only on our ability to meet our obligations under the Contracts. You should not consider them as bearing on the investment performance of the assets held in the Variable Account, or on the Guaranteed Interest Rate that we credit during a Guaranteed Period. This Statement of Additional Information also includes the Financial Statements of the Variable Account as of and for the year ended December 31, 1998.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All  required  financial   statements  are  included  in  Part  B  of  this
     Registration Statement.

(b)  Exhibits

     (1)  Resolution  of  Board  of  Directors   Authorizing   Establishment  of
          Registrant.1/

     (2)  Not Applicable.

     (3) Form of Selling Agreement among Connecticut General Life Insurance Company, CIGNA Financial Advisors, Inc. as principal underwriter, and selling dealers. 1/

     (4) Form of Connecticut General Life Insurance Company Variable Annuity Contract Form Number AN 400, together with Optional Methods of Settlement Riders (Form Numbers AR 305 and AR 306), Joint Annuitant Rider (From Number B10321) and CRT Rider (Form B10322). 2/

     (5) Form of Application Which May Be Used in Connection with the Contract Shown As Exhibit (4)(a). - 1/

     (6) Certificate of Incorporation (Charter) of Connecticut General Life Insurance Company, as amended. 2/

          (a)  By-Laws of Connecticut General Life Insurance Company. 2/

     (7)  Not Applicable.

     (8)  Participation Agreements with AIM.5/

     (9)  Opinion and Consent of Mark A. Parsons, Esq. 5/

     (10) (a) Consent of Independent Accountants. 5/

          (b)  Consent of Sutherland Asbill & Brennan LLP. 5/

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedules of Computation of Performance Data. 5/

     (14) Not Applicable.

     (15) Powers of Attorney. 3/ 4/

1/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 5 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 23, 1997 (File No. 33-48137).

2/ Incorporated herein by reference to the Post-Effective Amendment No. 2 on Form N-4 of CG Variable Annuity Separate Account II filed with the SEC via EDGARLINK on June 20, 1995 (File No. 33-83020).

3/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 7 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on September 23, 1997 (File No. 33-48137).

4/ Filed herewith.

5/ To be filed by subsequent post-effective amendment.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each of the directors and officers of Connecticut General Life Insurance Company (the "Company") is the Company's Home Office, 900 Cottage Grove Road, Hartford, Connecticut 06152.

DIRECTORS AND OFFICERS OF DEPOSITOR

NAME                        POSITIONS AND OFFICES WITH DEPOSITOR

Thomas C. Jones.........  President (Principal Executive Officer) and
                          Director
John Wilkinson..........  Vice President and Actuary (Principal Financial
                          Officer)
Robert E. Wahlman.......  Vice President (Principal Accounting
                          Officer)
David C. Kopp...........  Corporate Secretary
Andrew G. Helming.......  Secretary
Stephen C. Stachelek....  Vice President and Treasurer
Harold W. Albert........  Director
Robert W. Burgess.......  Director
John G. Day.............  Director and Chief Counsel
Joseph M. Fitzgerald....  Director and Senior Vice President
H. Edward Hanway........  Director and Chairman of the Board
Carol M. Olsen..........  Director and Senior Vice President
John E. Pacy............  Director and Senior Vice President
Marc L. Preminger.......  Director and Senior Vice President
Patricia L. Rowland.....  Director and Senior Vice President
W. Allen Schaffer, MD...  Director and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Below is a chart of a persons controlled by or under common control with the Depositor as of December 31, 1997. The consolidated financial statements of the Depositor include the accounts of the Depositor and its wholly-owned subsidiaries.

Listed below are subsidiaries of CIGNA Corporation as of December 31, 1997 with their jurisdictions of organization shown in parentheses. Those subsidiaries not listed would not, in the aggregate, constitute a "significant subsidiary" of CIGNA Corporation, as that term is defined in Rule 1-02(w) of Regulation S-X.

CIGNA Holdings, Inc. (Delaware)
I.   Connecticut General Corporation (Connecticut)
     A.  CG Trust Company (Illinois)
     B.  CIGNA Associates, Inc. (Connecticut)
     C.  CIGNA Dental Health, Inc. (Florida)
         (1)    CIGNA Dental Health of California, Inc. (California)
         (2)    CIGNA Dental Health of Colorado, Inc. (Colorado)
         (3)    CIGNA Dental Health of Delaware, Inc. (Delaware)
         (4)    CIGNA Dental Health of Florida, Inc. (Florida)
         (5)    CIGNA Dental Health of Illinois, Inc. (Illinois)
         (6)    CIGNA Dental Health of Kansas, Inc. (Kansas)
         (7)    CIGNA Dental Health of Kentucky, Inc. (Kentucky)
         (8)    CIGNA Dental Health of Maryland, Inc. (Delaware)
         (9)    CIGNA Dental Health of New Jersey, Inc. (New Jersey)
         (10)   CIGNA Dental Health of New Mexico, Inc. (New Mexico)
         (11)   CIGNA Dental Health of North Carolina, Inc. (North Carolina)
         (12)   CIGNA Dental Health of Ohio, Inc. (Ohio)
         (13)   CIGNA Dental Health of Pennsylvania, Inc. (Pennsylvania)
         (14)   CIGNA Dental Health of Texas, Inc. (Texas)
         (15)   CIGNA Dental Health Plan of Arizona, Inc. (Arizona)
     D.  CIGNA Financial Advisors, Inc. (Connecticut)
     E.  CIGNA Financial Services, Inc. (Delaware)
     F.  CIGNA Health Corporation (Delaware)
         (1)    Healthsource, Inc. (New Hampshire)
                (a) Healthsource Connecticut Ventures, Inc. (Connecticut)
                    (i)  Healthsource Connecticut, Inc. (Connecticut)
                (b) Healthsource Health Plans, Inc. (North Carolina)
                    (i)  Healthsource North Carolina, Inc. (North Carolina)
                    (ii) Healthsource North Carolina Administrators, Inc.
                         (North Carolina)
                (c) Healthsource Indiana, Inc. (New Hampshire)
                    (i)  Healthsource Indiana Insurance Company  (Indiana)
                    (ii) Healthsource Indiana Managed Care Plan, Inc. (Indiana)
                (d) Healthsource Insurance Group, Inc. (New Hampshire)
                (e) Healthsource Kentucky Ventures, Inc. (Kentucky)
                    (i)  Healthsource Kentucky, Inc. (Kentucky)
                    (ii) Healthsource Kentucky Preferred, Inc. (Kentucky)
                (f) Healthsource Maine, Inc. (Maine)
                (g) Healthsource Maine Preferred, Inc. (New Hampshire)
                (h) Healthsource Management, Inc. (New Hampshire)
                    (i)  Healthsource Syracuse, Inc. (New York)
                         (a) Healthsource New York, Inc. (New York)
                             (i) Healthsource HMO of New York, Inc. (New York)
             (ii)Healthsource Preferred of New York, Inc. (New York)
                    (ii) Healthsource Tennessee, Inc. (Tennessee)
                    (iii)    Healthsource Tennessee Preferred, Inc. (Tennessee)
                (i) Healthsource Massachusetts, Inc. (Massachusetts)
                (j) Healthsource Metropolitan New York Holding Company, Inc.
                    (New Hampshire)
                    (i)  Healthsource New York/New Jersey, Inc. (New York)
                (k) Healthsource New Hampshire, Inc. (New Hampshire)
                (l) Healthsource Ohio Ventures, Inc. (Ohio)
                    (i)  Healthsource Ohio, Inc. (Ohio)
                    (ii) Healthsource Ohio Preferred, Inc. (Ohio)
                (m) Healthsource Rhode Island, Inc. (Rhode Island)
                (n) Healthsource RX, Inc. (New Hampshire)
                (o) Healthsource South, Inc. (New Hampshire)
                    (i) Healthsource Arkansas Ventures, Inc. (Arkansas) (70% with balance owned by non-affiliate)
                         (a) Healthsource Arkansas, Inc. (Arkansas)
                         (b) Healthsource Arkansas Preferred, Inc. (Arkansas)
                    (ii) Healthsource Insurance Company (Tennessee)
                    (iii)Healthsource Physicians Group of South Carolina, Inc.
                         (South Carolina)
                    (iv) Healthsource Provident Administrators, Inc.
                    (v)  Healthsource Texas, Inc. (Texas)
                    (vi) HS North Texas Ventures, Inc. (Texas)
                         (a) Healthsource  North Texas, Inc. (Texas)
                    (vii)Provident Health Care Plans, Inc. (Tennessee)
                         (a) Healthsource Georgia, Inc. (Georgia)
                         (b) Provident Health Care Plan, Inc. of North Carolina
                             (North Carolina)
                         (c) Provident Health Care Plan, Inc. of Tennessee
                             (Tennessee)
                (p) Physicians' Health Systems, Inc. (South Carolina)
                    (i) Healthsource Insurance Services, Inc. (South Carolina) (72% with balance owned by another CIGNA subsidiary)
                    (ii) Healthsource South Carolina, Inc. (South Carolina)
         (2)    CIGNA HealthCare of Arizona, Inc. (Arizona)
                (a)CIGNA Community Choice, Inc. (Arizona)
         (3)    CIGNA HealthCare of California, Inc. (California)
         (4)    CIGNA HealthCare of Colorado, Inc. (Colorado)
         (5)    CIGNA HealthCare of Connecticut, Inc. (Connecticut)
         (6)    CIGNA HealthCare of Delaware, Inc. (Delaware)
         (7)    CIGNA HealthCare of Florida, Inc. (Florida)
         (8)    CIGNA HealthCare of Georgia, Inc. (Georgia)
         (9) CIGNA HealthCare of Illinois, Inc. (Delaware) (99.60% with balance owned by non-affiliate)
         (10)   CIGNA Healthplan of Louisiana, Inc. (Louisiana)
         (11)   CIGNA HealthCare of Massachusetts, Inc. (Massachusetts)
         (12)   CIGNA HealthCare Mid-Atlantic, Inc. (Maryland)
         (13)   CIGNA HealthCare of New Jersey, Inc. (New Jersey)
         (14)   CIGNA HealthCare of New York, Inc. (New York)
         (15)   CIGNA HealthCare of North Carolina, Inc. (North Carolina)
         (16)   CIGNA HealthCare of North Louisiana, Inc. (Louisiana)
         (17)   CIGNA HealthCare of Northern New Jersey, Inc. (New Jersey)
         (18)   CIGNA HealthCare of Ohio, Inc. (Ohio)
         (19)   CIGNA HealthCare of Oklahoma, Inc. (Oklahoma)
         (20)   CIGNA HealthCare of Pennsylvania, Inc. (Pennsylvania)
         (21)   CIGNA HealthCare of St. Louis, Inc. (Missouri)
         (22)   CIGNA HealthCare of Tennessee, Inc. (Tennessee)
         (23)   CIGNA HealthCare of Texas, Inc. (Texas)
         (24)   CIGNA HealthCare of Utah, Inc. (Utah)
         (25)   CIGNA HealthCare of Virginia, Inc. (Virginia)
         (26)   Lovelace Health Systems, Inc. (New Mexico)
         (27)   Temple Insurance Company Limited (Bermuda)
     G.  CIGNA RE Corporation (Delaware)
     H.  Connecticut General Life Insurance Company (Connecticut)
         (1)    All-Net Preferred Providers, Inc. (Delaware)
         (2)    CIGNA Life Insurance Company (Connecticut)
     I.  Disability Claim Services, Inc. (Delaware)
     J.  Global Portfolio Strategies, Inc. (Connecticut)
     K.  INA Life Insurance Company of New York (New York)
     L.  International Rehabilitation Associates, Inc. d/b/a Intracorp
         (Delaware)
     M.  Life Insurance Company of North America (Pennsylvania)
         (1)    CIGNA Direct Marketing Company, Inc. (Delaware)
         (2)    CIGNA Life Insurance Company of Canada (Canada)
         (3) INA Himawari Life Insurance Co., Ltd. (Japan) (90% with balance owned by non-affiliate)
     N.  MCC Behavioral Care, Inc. (Minnesota)
         (1)    MCC Behavioral Care of California, Inc. (California)
     O.  TEL-DRUG, INC. (South Dakota)

II.  INA Corporation (Pennsylvania)
     A.  CIGNA International Holdings, Ltd. (Delaware)
         (1)    Afia Finance Corporation (Delaware)
                (a) CIGNA Brasil Participacoes Ltda. (Brazil)
                    (i)  AMICO Assistencia Medica A Industria E Comercio Ltda.
                         (Brazil) (50% with balance owned by non-affiliate)
                    (ii) Excel CIGNA Seguardora S.A.  (Brazil) (50% with balance owned  by  non-affiliate)
                (b) CIGNA  Reinsurance  New  Zealand Limited  (New  Zealand)
                (c) P. T.  Asuransi  CIGNA  Indonesia
                (Indonesia) (53.51% with balance owned by non-affiliates)
         (2)    CIGNA Argentina Compania de Seguros S.A. (Argentina)
         (3)    CIGNA Brasil Empreendimentos Ltda. (Brazil)
                (a) INA Seguradora  S.A.  (Brazil)  (85.80% with 13.79% owned by another CIGNA affiliate and balance owned by non-affiliates)
         (4) CIGNA Compania de Seguros (Chile) S.A. (Chile) (99.13% with balance owned by non-affiliates)
         (5)    CIGNA G.B. Holdings, Ltd. (Delaware)
                (a) CIGNA Reinsurance Company (UK) Limited (United Kingdom)
                (b) Insurance Company of North America (U.K.) Limited
                    (United Kingdom)
         (6)    CIGNA Insurance Asia Pacific Limited (Australia)
                (a) CIGNA Insurance Singapore Limited (Singapore)
         (7)    CIGNA Insurance Company Limited (Rep. of South Africa)
         (8)    CIGNA Insurance Company of Puerto Rico (Puerto Rico)
         (9)    CIGNA Insurance New Zealand Limited (New Zealand)
                (a) CIGNA Life Insurance New Zealand Limited (New Zealand)
         (10)   CIGNA International Corporation (Delaware)
                (a) CIGNA Eastern European Corporate Services Sp. z.o.o.
                    (Poland)
         (11)   CIGNA International Insurance Company of Hong Kong Limited
                (Hong Kong)
         (12)   CIGNA Overseas Insurance Company Ltd. (Bermuda)
                (a) CIGNA Accident and Fire Insurance Company, Ltd. (Japan)
                (b) CIGNA China  Investment Fund LDC (Cayman  Islands) (67% with balance owned by another CIGNA subsidiary)
                (c) CIGNA Marketing Group, C.A. (Venezuela)
                (d) CIGNA Overseas Holdings, Inc. (Delaware)
                    (i)  CIGNA Insurance  Company of Europe S.A.-N.V.  (Belgium)
                         (a) CIGNA Life Insurance Company of Europe S.A.-N.V. (Belgium) (b) CIGNA STU, S.A. (Poland) (49% with balance owned by non-affiliate) (c) CIGNA STU Zycie, S.A. (Poland) (51% with balance owned by non-affiliate)
         (13)   CIGNA Worldwide Insurance Company (Delaware)
                (a) P.T. Asuransi Niaga CIGNA Life (Indonesia) (60% with balance
                owned  by   non-affiliate)   (b)  PCIB  CIGNA   Life   Insurance
                Corporation   (Philippines)   (50%   with   balance   owned   by
                non-affiliate)
         (14)   ESIS International, Inc. (Delaware)
         (15)   INACAN Holdings, Ltd. (Canada)
(a)      CIGNA Insurance Company of Canada (Canada)
         (16) Inversiones INA Limitada (Chile) (98.6% with balance owned by another CIGNA subsidiary) (a) CIGNA Compania de Seguros de Vida (Chile) S.A. (Chile) (96.6% with balance owned by non-affiliate)
                (b) CIGNA Salud Isapre S.A. (Chile) (99.20% with balance owned by another CIGNA subsidiary)
         (17)   LATINA Holdings, Ltd. (Delaware)
                (a) CIGNA Seguros de Colombia S.A. (Colombia) (85.76% with balance owned by other CIGNA subsidiaries and non-affiliate)
                (b) Empresa  Guatemalteca  CIGNA de  Seguros,  Sociedad  Anonima
                    (Guatemala) (97.375% with balance owned by non-affiliates)
         (18) Perdana CIGNA Insurance Berhard (Malaysia)(51% with balance owned by non-affiliate)
         (19) Seguros CIGNA, S.A. (Mexico)(92.98% with balance owned by non-affiliates)
     B.  INA Financial Corporation (Delaware)
         (1)    Brandywine Holdings Corporation (Delaware)
                (a) CIGNA International Reinsurance Company, Ltd. (Bermuda)
                (b) Century Indemnity Company (Pennsylvania)
                    (i)  Century Reinsurance Company (Pennsylvania)
                    (ii) CIGNA Reinsurance Company (Pennsylvania)
                         (a) CIGNA Reinsurance Company S.A.-N.V. (Belgium)
         (2)    INA Holdings Corporation (Delaware)
                (a) Bankers Standard Insurance Company (Pennsylvania)
                    (i)  Bankers Standard Fire & Marine Company (Pennsylvania)
                (b) CIGNA Property and Casualty Insurance Company (Connecticut)
                    (i)  ALIC, Incorporated (Texas)
                         (a) CIGNA Lloyds Insurance Company (Texas)
                    (ii) CIGNA Fire Underwriters Insurance Company(Pennsylvania)
                    (iii)CIGNA Insurance Company (Pennsylvania)
                         (a) Pacific Employers Insurance Company (Pennsylvania)
                             (i) CIGNA Insurance Company of Texas (Texas)
                             (ii)Illinois Union Insurance Company (Illinois)
                    (iv) CIGNA Insurance Company of the Midwest (Indiana)
                (c) ESIS, Inc. (California)
                (d) INAC Corp. (Delaware)
                (e) INAC Corp. of California (California)
                (f) INAMAR Insurance Underwriting Agency, Inc. (New Jersey)
                    (i) INAMAR Insurance Underwriting Agency, Inc. of Massachusetts (Massachusetts)
                    (ii) INAMAR Insurance Underwriting Agency, Inc. of Ohio
                         (Ohio)
                    (iii)INAMAR Insurance Underwriting Agency of Texas (Texas)
                (g) INAPRO, Inc. (Delaware)
                    (i) Reinsurance Solutions International, L.L.C. (Delaware) (50% with balance owned by non-affiliate)
                (h) Insurance  Company  of  North  America   (Pennsylvania)  (i)
                    Atlantic Employers Insurance Company (New Jersey) (ii) CIGNA
                    Employers  Insurance  Company   (Pennsylvania)  (iii)  CIGNA
                    Insurance Company of Ohio (Ohio) (iv) Indemnity Insurance Company of North America (Pennsylvania)
                         (a) Allied Insurance Company (California)
                         (b) CIGNA Indemnity Insurance Company (Pennsylvania)
                         (c) CIGNA Insurance Company of Illinois (Illinois)
                    (v)  INA Surplus Insurance Company (Pennsylvania)
                (i) Marketdyne International, Inc. (Delaware)
                (j) Recovery Services International, Inc. (Delaware)
III. CIGNA Investment Group, Inc. (Delaware)
     A.  CIGNA International Finance Inc. (Delaware)
         (1)    CIGNA International Investment Advisors, Ltd. (Delaware)
                (a) CIGNA International Investment Advisors Australia Limited
                    (Australia)
                (b) CIGNA International Investment Advisors K.K. (Japan)
     B.  CIGNA Investment Advisory Company, Inc. (Delaware)
     C.  CIGNA Investments, Inc. (Delaware)
         (1)    CIGNA Advisory Partners, Inc. (Delaware)
         (2)    CIGNA Leveraged Capital Fund, Inc. (Delaware)

ITEM 27.  NUMBER OF PURCHASERS

As of December 31, 1998, there were [20,115] owners of Contracts covered by this Registration Statement.

ITEM 28.  INDEMNIFICATION

The answer to this Item 28 is incorporated by reference to Item 28 of Post-Effective Amendment No. 4 to the Form N-4 Registration Statement of CG Variable Annuity Separate Account II under the Securities Act of 1933 (File No. 33-83020) filed February 26, 1997.

ITEM 29.  PRINCIPAL UNDERWRITER

The Registrant's principal underwriter is Sagemark Consulting, Inc. ("Sagemark"), formerly known as CIGNA Financial Advisors, Inc. Deferred sales charges of $____________ were paid on the Contracts during Registrant's fiscal year ended December 31, 1998. Sagemark also acts as principal underwriter of certain other variable annuity contracts and variable life policies issued by the Company, and by the CIGNA Life Insurance Company.
Sagemark's mailing address is 350 Church Street, Hartford, Connecticut 06103.

The investment companies for which Sagemark acts as a principal underwriter are:

          CG Variable Annuity Separate Account

          CG Variable Annuity Separate Account II

          CG Variable Life Insurance Separate Account I

          CG Variable Life Insurance Separate Account II

           CIGNA Variable Annuity Separate Account I

DIRECTORS AND OFFICERS OF PRINCIPAL UNDERWRITER

NAME                          POSITIONS AND OFFICES WITH UNDERWRITER

J. Michael Hemp........  President
Todd R. Stephenson.....  Senior Vice President and Chief Operating Officer
Carolyn P. Brody.......  Vice President
Joy P. McConnell.......  Vice President
Priscilla S. Brown.....  Vice President
Philip L. Holstein.....  Vice President
Karen R. Matheson......  Director and Vice President
John M. Behrendt.......  Vice President
Janet C. Whitney.......  Vice President and Treasurer
Robert A. Picarello....  Chief Counsel and Assistant Secretary
H. Edward Cohen........  Assistant Vice President
Karen E. Goldman.......  Assistant Vice President
C. Suzanne Womack......  Secretary
Gil L. Bearman.........  Assistant Secretary
Brian S. Becker........  Assistant Secretary
Renee L. Beeks.........  Assistant Secretary
Gail Black.............  Assistant Treasurer
Walter W. Bonham, Jr...  Assistant Treasurer

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by [to be provided by subsequent amendment.]

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post effective amendment to this registration statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premium Payments under the Contracts may be accepted.

   (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
   (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

   (c) Registrant undertakes to deliver promptly, upon written or oral request made to Connecticut General Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or contract owners.

FEES AND CHARGES REPRESENTATION

The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SECTION 403(b) REPRESENTATION

Registrant  represents  that it is relying on a no-action  letter dated November
28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 (File No. 33-48137) to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 1st day of March, 1999.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
(REGISTRANT)

     By /s/ JOHN WILKINSON*
     -----------------------
     John Wilkinson
     Vice President
     Connecticut General Life Insurance Company


CONNECTICUT GENERAL LIFE INSURANCE COMPANY
(DEPOSITOR)

     By /s/ JOHN WILKINSON
     -----------------------
     John Wilkinson
     Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to this Registration Statement (File No. 33-48137) has been signed below on March 1, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicted:


SIGNATURE
/s/ THOMAS C. JONES*                         President and Director
--------------------                         (Principal Executive Officer)
Thomas C. Jones

/s/ JOHN WILKINSON*                          Vice President and Actuary
-------------------                          (Principal Financial Officer)
John Wilkinson

/s/ ROBERT E. WAHLMAN*                       Vice President
----------------------                       (Principal Accounting Officer)
Robert E. Wahlman


/s/ HAROLD W. ALBERT*                        Vice President
---------------------                        (Principal Accounting Officer)
Harold W. Albert


/s/ ROBERT W. BURGESS*                       Director
----------------------
Robert W. Burgess

/s/ JOHN G. DAY*                             Director
----------------
John G. Day

/s/ JOSEPH M. FITZGERALD*                    Director
-------------------------
Joseph M. Fitzgerald

/s/ H. EDWARD HANWAY*                        Director
---------------------
H. Edward Hanway

/s/ CAROL M. OLSEN*                          Director
-------------------
Carol M. Olsen

/s/ JOHN E. PACY*                            Director
-----------------
John E. Pacy

/s/ MARC L. PREMINGER*                       Director
----------------------
Marc L. Preminger

/s/ PATRICIA L. ROWLAND*                     Director
------------------------
Patricia L. Rowland

/s/ W. ALLEN SCHAFFER, M.D.*                 Director
----------------------------
W. Allen Schaffer, M.D.

*By/s/ JOHN WILKINSON                       Date:  March 1, 1999
   ------------------                       ----
   John Wilkinson
   Attorney-in-Fact

                                  Exhibit Index


Exhibit 15        Power of Attorney for Robert E. Wahlman